SEC File Nos.  002-33371
811-01880

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 71(X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52(X)
____________

THE INCOME FUND OF AMERICA
(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 2000, San Francisco, California 94105-1409
 (Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:  (415) 421-9360
____________

Patrick F. Quan
Secretary
The Income Fund of America
One Market
Steuart Tower, Suite 2000
San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Michael Glazer
Bingham McCutchen LLP
 355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
 (Counsel for the Registrant)
____________

Approximate date of proposed public offering:

[X]It is proposed that this filing will become effective on October 1, 2011, pursuant to paragraph (b) of Rule 485.

...

The Income Fund
of America®

Prospectus October 1, 2011	Class Ticker
A AMECX B IFABX C IFACX F-1 IFAFX F-2 AMEFX 529-A CIMAX 529-B CIMBX 529-C CIMCX 529-E CIMEX 529-F-1 CIMFX R-1 RIDAX R-2 RIDBX R-3 RIDCX R-4 RIDEX R-5 RIDFX R-6 RIDGX
Table of contents
Investment objectives
Fees and expenses of the fund
Principal investment strategies
Principal risks
Investment results
Management
Purchase and sale of fund shares
Tax information
Payments to broker-dealers and other financial intermediaries
Investment objectives, strategies and risks
Management and organization
1 1 2 3 4 6 7 7 7 8 11	Shareholder information
Purchase, exchange and sale of shares
How to sell shares
Distributions and taxes
Choosing a share class
Sales charges
Sales charge reductions and waivers
Rollovers from retirement plans to IRAs
Plans of distribution
Other compensation to dealers
Fund expenses
Financial highlights
14 15 20 23 24 25 27 30 31 32 33 34

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives
The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.25	0.25	0.25	0.25	0.25	0.25	0.25	0.25
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	1.00	1.00
Other expenses	0.09	0.09	0.14	0.14	0.15	0.20	0.21	0.21
Total annual fund operating expenses	0.58	1.34	1.39	0.64	0.40	0.67	1.46	1.46

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.25	0.25	0.25	0.25	0.25	0.25	0.25	0.25
Distribution and/or service (12b-1) fees	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.19	0.20	0.16	0.41	0.21	0.16	0.11	0.06
Total annual fund operating expenses	0.94	0.45	1.41	1.41	0.96	0.66	0.36	0.31

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$631	$750	$880	$1,259
B	636	825	934	1,404
C	242	440	761	1,669
F-1	65	205	357	798
F-2	41	128	224	505
529-A	659	817	985	1,467
529-B	668	901	1,055	1,634
529-C	268	501	855	1,846
529-E	116	339	578	1,258
529-F-1	66	184	311	674
R-1	144	446	771	1,691
R-2	144	446	771	1,691
R-3	98	306	531	1,178
R-4	67	211	368	822
R-5	37	116	202	456
R-6	32	100	174	393
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$136	$425	$734	$1,404
C	142	440	761	1,669
529-B	168	501	855	1,634
529-C	168	501	855	1,846

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies
Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Barclays Capital U.S. Aggregate Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may invest. The Lipper Income Funds Index includes some of the largest funds that disclose investment objectives and/or strategies that are reasonably comparable to the fund’s income objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	12/1/1973	5.50%	3.14%	5.58%	11.23%
− After taxes on distributions		4.46	1.84	4.14	N/A
− After taxes on distributions and sale of fund shares		4.17	2.26	4.18	N/A

Share class (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	6.11%	3.25%	5.56%	6.46%
C	3/15/2001	10.05	3.52	N/A	5.34
F-1	3/15/2001	11.94	4.32	N/A	6.15
F-2	8/1/2008	12.19	N/A	N/A	4.46
529-A	2/15/2002	5.49	3.07	N/A	5.63
529-B	2/19/2002	6.03	3.13	N/A	5.64
529-C	2/19/2002	10.00	3.45	N/A	5.57
529-E	2/25/2002	11.63	3.99	N/A	5.98
529-F-1	9/17/2002	12.15	4.50	N/A	7.84
R-1	6/17/2002	11.07	3.51	N/A	5.56
R-2	5/31/2002	11.07	3.47	N/A	5.18
R-3	6/4/2002	11.60	3.97	N/A	5.82
R-4	6/27/2002	11.91	4.29	N/A	6.71
R-5	5/15/2002	12.30	4.61	N/A	6.27
R-6	5/1/2009	12.28	N/A	N/A	24.26

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	10.60%
Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.54	5.80	5.84	N/A
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	9.97	4.43	4.47	N/A
Class A annualized 30-day yield at July 31, 2011: 3.60% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Hilda L. Applbaum Vice Chairman of the Board	14 years	Senior Vice President – Capital World Investors
David C. Barclay President	15 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Abner D. Goldstine Senior Vice President	38 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Dina N. Perry Senior Vice President	19 years	Senior Vice President – Capital World Investors
Andrew B. Suzman Senior Vice President	12 years	Senior Vice President – Capital World Investors
Joanna F. Jonsson Vice President	8 years	Senior Vice President – Capital World Investors
John H. Smet Vice President	19 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Steven T. Watson Vice President	8 years	Senior Vice President – Capital World Investors
Grant L. Cambridge	8 years	Senior Vice President – Capital World Investors
James R. Mulally	5 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish, or add to, an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Investment objectives, strategies and risks
The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The fund invests in income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds). Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including political, economic or market changes or instability in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. These risks may be heightened in connection with investments in developing countries.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund’s investment adviser; therefore, lifetime results are not shown.  Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.  This index was not in existence as of the date Capital Research and Management Company became the fund’s investment adviser; therefore, lifetime results are not shown.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Management and organization
Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” As described more fully in the fund’s statement of additional information, the management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. A discussion regarding the basis for the approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the fiscal period ended January 31, 2011.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders approved this arrangement at a meeting of the fund’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Multiple Portfolio Counselor SystemSM Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio counselors.

Portfolio counselor	Investment experience	Experience in this fund	Role in management of the fund
Hilda L. Applbaum	Investment professional for 25 years in total; 17 years with Capital Research and Management Company or affiliate	14 years (plus 3 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio counselor
David C. Barclay	Investment professional for 30 years in total; 23 years with Capital Research and Management Company or affiliate	15 years	Serves as a fixed-income portfolio counselor
Abner D. Goldstine	Investment professional for 59 years in total; 44 years with Capital Research and Management Company or affiliate	38 years	Serves as a fixed-income portfolio counselor
Dina N. Perry	Investment professional for 34 years in total; 20 years with Capital Research and Management Company or affiliate	19 years	Serves as an equity portfolio counselor
Andrew B. Suzman	Investment professional for 18 years, all with Capital Research and Management Company or affiliate	12 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio counselor
Joanna F. Jonsson	Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	8 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio counselor

Portfolio counselor	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 29 years in total; 28 years with Capital Research and Management Company or affiliate	19 years	Serves as a fixed-income portfolio counselor
Steven T. Watson	Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	8 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio counselor
Grant L. Cambridge	Investment professional for 19 years in total; 14 years with Capital Research and Management Company or affiliate	8 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio counselor
James R. Mulally	Investment professional for 36 years in total; 31 years with Capital Research and Management Company or affiliate	5 years	Serves as a fixed-income portfolio counselor

Information regarding the portfolio counselors’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer or retirement plan recordkeeper for more information.

Shareholder information
Shareholder services American Funds Service Company®,  the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to their account(s). These documents are available by writing to or calling American Funds Service Company.

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares and references to Class F shares refer to both Class F-1 and F-2 shares.

Purchase, exchange and sale of shares
The fund’s transfer agent, on behalf of the fund and American Funds Distributors,®  the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares for individual-type accounts, including IRAs, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided that such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The fund will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisers and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell su ch an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series,®  and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares, unless it was invested in Class A or C shares before January 1, 2009.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial adviser before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial adviser (certain charges may apply)

• Shares held for you in your dealer’s name must be sold through the dealer.

• Generally, Class F shares must be sold through intermediaries such as dealers or financial advisers.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $75,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

• Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

•	Checks must be made payable to the registered shareholder.

•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds

Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series®; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Distributions and taxes
Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

Choosing a share class
The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest;

•	total expenses associated with owning shares of each class;

•
whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

•
whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

•	availability of share classes:

—
Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

—
Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisers and to other intermediaries approved by the fund’s distributor.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

Sales charges
Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;

•
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and

•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

Sales charge reductions and waivers
To receive a reduction in your Class A initial sales charge, you must let your financial adviser or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or American Funds Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial adviser.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments, and two or more retirement plans of an employer or an employer’s affiliate may combine all of their American Funds investments, to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•
trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

•	solely controlled business accounts; and

•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Choosing a share class” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

•	tax-free returns of excess contributions to IRAs;

•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

•
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

—
redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

—	the assets being rolled over were invested in American Funds at the time of distribution; and

—	the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution
The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B and 529-B shares; up to 1.00% for Class C and 529-C shares; up to .75% for Class 529-E shares; up to .50% for Class F-1 and 529-F-1 shares; up to 1.00% for Class R-1 and R-2 shares; up to .75% for Class R-3 shares; and up to .50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case will exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2010, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

Fund expenses
In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses table include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services.

Retail investors The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	.05% of assets or $12 per participant position1	.05% of assets or $12 per participant position1
Class R-1	.10% of assets	.10% of assets
Class R-2	.15% of assets plus $27 per participant position2 or .35% of assets3	.25% of assets
Class R-3	.10% of assets plus $12 per participant position2 or .19% of assets3	.15% of assets
Class R-4	.10% of assets	.10% of assets
Class R-5	.05% of assets	.05% of assets
Class R-6	none	none

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

Financial highlights
The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations1			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2011	$15.48	$.71	$ 1.53	$ 2.24	$(.75)	$ —	$ (.75)	$16.97	14.68%	$52,940.58%		.58%	4.24%
Year ended 7/31/2010	14.04	.73	1.37	2.10	(.66)	—	(.66)	15.48	15.09	48,437.61		.61	4.82
Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)	(.70)	—	(.70)	14.04	(12.72)	45,569.64		.63	5.50
Year ended 7/31/2008	20.54	.87	(2.67)	(1.80)	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029.57		.54	4.53
Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713.56		.54	4.22
Class B:
Year ended 7/31/2011	15.37	.58	1.52	2.10	(.62)	—	(.62)	16.85	13.82	1,760	1.34	1.34	3.48
Year ended 7/31/2010	13.94	.60	1.37	1.97	(.54)	—	(.54)	15.37	14.24	2,421	1.38	1.38	4.01
Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)	(.61)	—	(.61)	13.94	(13.37)	2,835	1.41	1.39	4.74
Year ended 7/31/2008	20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33	1.31	3.76
Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32	1.30	3.46
(The Financial Highlights table continues on the following page.)

		Income (loss) from investment operations1			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class C:
Year ended 7/31/2011	$15.33	$.57	$ 1.51	$ 2.08	$(.61)	$ —	$ (.61)	$16.80	13.77%	$6,157	1.39%	1.39%	3.43%
Year ended 7/31/2010	13.91	.60	1.36	1.96	(.54)	—	(.54)	15.33	14.17	5,882	1.43	1.43	4.00
Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)	(.61)	—	(.61)	13.91	(13.43)	5,637	1.45	1.44	4.69
Year ended 7/31/2008	20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38	1.35	3.72
Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37	1.35	3.41
Class F-1:
Year ended 7/31/2011	15.46	.70	1.52	2.22	(.74)	—	(.74)	16.94	14.58	2,025.64		.64	4.19
Year ended 7/31/2010	14.02	.73	1.37	2.10	(.66)	—	(.66)	15.46	15.08	1,815.65		.65	4.78
Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)	(.70)	—	(.70)	14.02	(12.71)	1,801.66		.65	5.49
Year ended 7/31/2008	20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712.61		.58	4.48
Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075.60		.57	4.18
Class F-2:
Year ended 7/31/2011	15.48	.74	1.53	2.27	(.78)	—	(.78)	16.97	14.90	747.40		.40	4.42
Year ended 7/31/2010	14.04	.77	1.36	2.13	(.69)	—	(.69)	15.48	15.31	460.42		.42	5.04
Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)	(.73)	—	(.73)	14.04	(12.19)	350.44		.43	5.39
Class 529-A:
Year ended 7/31/2011	15.46	.69	1.53	2.22	(.73)	—	(.73)	16.95	14.62	939.67		.67	4.15
Year ended 7/31/2010	14.03	.73	1.35	2.08	(.65)	—	(.65)	15.46	14.95	753.69		.69	4.77
Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)	(.70)	—	(.70)	14.03	(12.72)	608.70		.68	5.44
Year ended 7/31/2008	20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662.65		.63	4.46
Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655.65		.63	4.14

		Income (loss) from investment operations1			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class 529-B:
Year ended 7/31/2011	$15.41	$.56	$ 1.52	$ 2.08	$(.60)	$ —	$ (.60)	$16.89	13.66%	$ 76	1.46%	$1.46%	3.37%
Year ended 7/31/2010	13.98	.59	1.37	1.96	(.53)	—	(.53)	15.41	14.10	92	1.49	1.49	3.92
Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)	(.60)	—	(.60)	13.98	(13.47)	91	1.51	1.50	4.63
Year ended 7/31/2008	20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46	1.43	3.65
Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45	1.43	3.34
Class 529-C:
Year ended 7/31/2011	15.41	.56	1.53	2.09	(.61)	—	(.61)	16.89	13.71	331	1.46	1.46	3.37
Year ended 7/31/2010	13.99	.60	1.35	1.95	(.53)	—	(.53)	15.41	14.04	281	1.48	1.48	3.97
Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)	(.60)	—	(.60)	13.99	(13.45)	241	1.50	1.49	4.63
Year ended 7/31/2008	20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45	1.43	3.66
Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45	1.42	3.35
Class 529-E:
Year ended 7/31/2011	15.43	.65	1.52	2.17	(.69)	—	(.69)	16.91	14.27	44.94		.94	3.88
Year ended 7/31/2010	14.00	.68	1.36	2.04	(.61)	—	(.61)	15.43	14.66	35.97		.97	4.49
Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)	(.66)	—	(.66)	14.00	(12.98)	29	1.00	.98	5.14
Year ended 7/31/2008	20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32.94		.92	4.17
Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32.94		.91	3.86
Class 529-F-1:
Year ended 7/31/2011	15.46	.73	1.53	2.26	(.77)	—	(.77)	16.95	14.87	31.45		.45	4.37
Year ended 7/31/2010	14.03	.76	1.35	2.11	(.68)	—	(.68)	15.46	15.19	22.47		.47	4.99
Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)	(.72)	—	(.72)	14.03	(12.56)	19.50		.48	5.64
Year ended 7/31/2008	20.52	.89	(2.66)	(1.77)	(.94)	(.85)	(1.79)	16.96	(9.35)	21.44		.42	4.67
Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20.44		.41	4.37
(The Financial Highlights table continues on the following page.)

		Income (loss) from investment operations1			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class R-1:
Year ended 7/31/2011	$15.41	$.57	$ 1.52	$ 2.09	$(.61)	$ —	$ (.61)	$16.89	13.76%	$ 109	1.41%	1.41%	3.42%
Year ended 7/31/2010	13.99	.61	1.35	1.96	(.54)	—	(.54)	15.41	14.10	91	1.44	1.44	4.03
Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)	(.60)	—	(.60)	13.99	(13.36)	74	1.46	1.44	4.68
Year ended 7/31/2008	20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39	1.37	3.73
Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41	1.39	3.41
Class R-2:
Year ended 7/31/2011	15.35	.57	1.51	2.08	(.61)	—	(.61)	16.82	13.75	552	1.41	1.41	3.41
Year ended 7/31/2010	13.93	.60	1.35	1.95	(.53)	—	(.53)	15.35	14.10	518	1.47	1.47	3.97
Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)	(.59)	—	(.59)	13.93	(13.54)	463	1.56	1.54	4.58
Year ended 7/31/2008	20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44	1.42	3.66
Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44	1.39	3.38
Class R-3:
Year ended 7/31/2011	15.44	.64	1.53	2.17	(.69)	—	(.69)	16.92	14.23	1,118.96		.96	3.86
Year ended 7/31/2010	14.01	.68	1.35	2.03	(.60)	—	(.60)	15.44	14.63	1,056.99		.99	4.45
Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)	(.66)	—	(.66)	14.01	(12.99)	936	1.00	.99	5.14
Year ended 7/31/2008	20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061.95		.93	4.16
Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978.94		.92	3.86

		Income (loss) from investment operations1			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class R-4:
Year ended 7/31/2011	$15.46	$.70	$ 1.53	$ 2.23	$(.74)	$ —	$ (.74)	$16.95	14.62%	$809.66%		.66%	4.17%
Year ended 7/31/2010	14.03	.72	1.36	2.08	(.65)	—	(.65)	15.46	14.95	740.68		.68	4.77
Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)	(.70)	—	(.70)	14.03	(12.72)	629.70		.69	5.43
Year ended 7/31/2008	20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597.66		.63	4.49
Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451.65		.63	4.15
Class R-5:
Year ended 7/31/2011	15.48	.75	1.53	2.28	(.79)	—	(.79)	16.97	14.94	478.36		.36	4.46
Year ended 7/31/2010	14.04	.77	1.37	2.14	(.70)	—	(.70)	15.48	15.36	447.38		.38	5.07
Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)	(.73)	—	(.73)	14.04	(12.53)	395.40		.38	5.72
Year ended 7/31/2008	20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559.36		.33	4.80
Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350.36		.33	4.42
Class R-6:
Year ended 7/31/2011	15.49	.76	1.52	2.28	(.79)	—	(.79)	16.98	14.99	758.31		.31	4.51
Year ended 7/31/2010	14.05	.79	1.35	2.14	(.70)	—	(.70)	15.49	15.40	480.33		.33	5.20
Period from 5/1/2009 to 7/31/20094	12.55	.19	1.48	1.67	(.17)	—	(.17)	14.05	13.42	272.09		.09	1.45

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all classes of shares	38%	35%	49%	38%	32%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown, Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and Management Company paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.

For shareholder services	American Funds Service Company 800/421-0180
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company 800/421-0180, ext. 529
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at 800/421-0180 or write to the secretary of the fund at P.O. Box 7650, San Francisco, California 94120-7650.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

MFGEPR-906-1011P Litho in USA CGD/RRD/8013	Investment Company File No. 811-01880
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	PATRICK F. QUAN
PATRICK F. QUAN
SECRETARY

The Income Fund of America

Part B

Statement of Additional Information

October 1, 2011

This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America (the “fund” or “IFA”) dated October 1, 2011. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

The Income Fund of America
Attention: Secretary
One Market
Steuart Tower, Suite 2000
San Francisco, California 94105
415/421-9360

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A	AMECX	Class 529-A	CIMAX	Class R-1	RIDAX
Class B	IFABX	Class 529-B	CIMBX	Class R-2	RIDBX
Class C	IFACX	Class 529-C	CIMCX	Class R-3	RIDCX
Class F-1	IFAFX	Class 529-E	CIMEX	Class R-4	RIDEX
Class F-2	AMEFX	Class 529-F-1	CIMFX	Class R-5	RIDFX
				Class R-6	RIDGX

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Objective

•	The fund will invest at least 65% of its assets in income-producing securities.

Equity securities

•
The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

Debt securities

•
The fund may invest up to 20% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in equity securities of issuers domiciled outside the United States.

•	The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the United States (must be U.S. dollar denominated).

*     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Many of these developing countries may be referred to as emerging market countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The fund has no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, no fees or commissions are involved.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal

Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

Real estate investment trusts — The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Reinsurance related notes and bonds — The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended July 31, 2011 and 2010 were 38% and 35%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f.Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, the fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

  Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the U.S. Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other Relevant Experience
Mary Jane Elmore, 57 Trustee (2008)	Managing Director and General Partner, Institutional Venture Partners	3	None	• Senior corporate management experience • Corporate board experience • Service on advisory and trustee boards for educational organizations • M.B.A.
Robert A. Fox, 74 Chairman of the Board (Independent and Non-Executive) (1972)	Managing General Partner, Fox Investments LP; corporate director	9	Former director of Chemtura Corp. (until 2009)

• Service as chief executive officer of multiple international companies

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• M.B.A.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other Relevant Experience
Leonade D. Jones, 63 Trustee (1993)	Retired	9	None

• Service as treasurer of a diversified media and education company

• Founder of e-commerce and educational loan exchange businesses

• Corporate board and investment advisory committee experience

• Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

• J.D., M.B.A.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other Relevant Experience
William D. Jones, 56 Trustee (2008)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in selected urban communities) and City Scene Management Company (provides commercial asset and property management services)	7	Sempra Energy Former director of SouthWest Water Company (until 2010)

• Senior investment and management experience, real estate

• Corporate board experience

• Service as director, Federal Reserve Boards of San Francisco and Los Angeles (“Class C” member [independent director] effective 2011; term as “Class B” member ended in 2010)

• Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

• M.B.A.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other Relevant Experience
John M. Lillie, 74 Trustee (2003)	Business consultant	3	None

• Service as chairman and/or chief executive officer for multiple international companies

• Senior management experience

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• M.B.A., M.S., industrial engineering

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other Relevant Experience
John G. McDonald, 74 Trustee (1976)	Stanford Investors Professor, Graduate School of Business, Stanford University	13	iStar Financial, Inc.; Plum Creek Timber Co.; QuinStreet, Inc.; Scholastic Corporation Former director of Varian, Inc. (until 2010)

• Corporate board experience

• Service on the Board of Governors of the National Association of Securities Dealers (now FINRA)

• Service as vice chairman of NASD/NASDAQ stock market

• M.B.A., Ph.D., finance

James J. Postl, 65 Trustee (2008)	Retired	3	Cooper Industries; Pulte, Inc. Former director of Centex, Inc. (until 2009); Northwest Airlines (until 2008)

• Service as chief executive officer for multiple international companies

• Senior corporate management experience

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other Relevant Experience
Isaac Stein, 64 Trustee (2004)	President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	3	Alexza Pharmaceuticals, Inc.; Maxygen, Inc.

• Service as chief executive officer, apparel company

• Service as chief financial officer and general counsel, international materials science company

• Former partner, law firm

• Corporate board experience

• Service on advisory and trustee boards for charitable and nonprofit organizations

• J.D. and M.B.A

“Interested” trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Hilda L. Applbaum, 50 Vice Chairman of the Board (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company	1	None

Other officers6

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
David C. Barclay, 54 President (1998)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company
Abner D. Goldstine, 81 Senior Vice President (1993)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company
Dina N. Perry, 65 Senior Vice President (1994)	Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Paul F. Roye, 57 Senior Vice President (2007)

Senior Vice President – Fund Business Management Group, Capital Research and Management Company; Director, American Funds Service Company*; former Director, Division of Investment Management, United States Securities and Exchange Commission

Andrew B. Suzman, 44 Senior Vice President (2004)	Senior Vice President – Capital World Investors, Capital Research Company*; Director, American Funds Distributors, Inc.*; Director, Capital Strategy Research, Inc.*
Joanna F. Jonsson, 48 Vice President (2006)	Senior Vice President – Capital World Investors, Capital Research Company*; Director, Capital International Limited*
John H. Smet, 55 Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Steven T. Watson, 56 Vice President (2006)	Senior Vice President – Capital World Investors, Capital Research Company*; Director, Capital Research Company*

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Patrick F. Quan, 53 Secretary (1986)	Vice President – Fund Business Management Group, Capital Research and Management Company
Jeffrey P. Regal, 40 Treasurer (2011)	Vice President – Fund Business Management Group, Capital Research and Management Company
Julie E. Lawton, 38 Assistant Secretary (2009)	Associate – Capital Research and Management Company
M. Susan Gupton, 38 Assistant Treasurer (2011)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 60 Assistant Treasurer (2011)	Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2Includes service as a director or officer of the fund’s predecessor, The Income Fund of America, Inc., a Maryland corporation. Trustees and officers of the fund serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.

5“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2010:

Name	Dollar range1 of fund shares owned	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation3 allocated to fund	Aggregate dollar range1,2 of independent trustees deferred compensation3 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
Mary Jane Elmore	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Robert A. Fox	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
William D. Jones	$50,001 – $100,000	Over $100,000	$10,001 – $50,000	Over $100,000
John M. Lillie	Over $100,000	Over $100,000	N/A	N/A
John G. McDonald	$10,001 – $50,000	Over $100,000	Over $100,000	Over $100,000
James J. Postl	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Isaac Stein	Over $100,000	Over $100,000	$10,001 – $50,000	Over $100,000

Name	Dollar range1 of fund shares owned	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustee
Hilda L. Applbaum	Over $100,000	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2N/A indicates that the listed individual, as of December 31, 2010, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $10,334 to $25,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended July 31, 2011:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
Mary Jane Elmore3	$39,834	$109,500
Robert A. Fox3	50,405	339,625
Leonade D. Jones3	37,793	325,792
William D. Jones3	37,792	247,711
John M. Lillie	53,834	151,500
John G. McDonald3	30,168	381,807
James J. Postl3	44,834	124,500
Isaac Stein3	48,502	135,500

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2011 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

3Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2011 fiscal year for participating trustees is as follows: Mary Jane Elmore ($131,522), Robert A. Fox ($1,322,377), Leonade D. Jones ($133,847), William D. Jones ($43,033), John G. McDonald ($900,125), James J. Postl ($165,243),  and Isaac Stein ($79,941). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of September 1, 2011, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983 and was reorganized as a Delaware statutory trust on October 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, James J. Postl and Isaac Stein, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2011 fiscal year.

The fund has a contracts committee comprised of Mary Jane Elmore, Robert A. Fox, Leonade D. Jones, William D. Jones, John M. Lillie, John G. McDonald, James J. Postl and Isaac Stein, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2011 fiscal year.

The fund has a nominating and governance committee comprised of Leonade D. Jones, William D. Jones, John M. Lillie, John G. McDonald and James J. Postl, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating and governance committee meetings were held during the 2011 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies, however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2011. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B Class 529-A Class 529-B	29.82% 19.06 16.82 8.44
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C Class F-1	9.29 9.71 14.21 11.00
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	5.86 7.71 7.54 19.78 16.10
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class B Class C Class F-2	6.77 15.33 24.46
National Financial Services, LLC Omnibus Account New York, NY	Record	Class B Class F-1 Class F-2	6.58 11.43 11.48
Citigroup Global Markets, Inc. Omnibus Account New York, NY	Record	Class C Class F-1	9.11 6.73
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1	5.05 7.49
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	10.70
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1	9.23
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1 Class F-2	5.45 13.96
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1 Class R-3	51.04 8.49
ING Life Insurance & Annuity Hartford, CT	Record	Class R-3 Class R-4	14.71 5.23
NFS, LLC FEBO State Street Bank Trust Co. Harrison, NY	Record Beneficial	Class R-3 Class R-4	7.10 16.37
Mac & Co. Retirement Plan Pittsburgh, PA	Record Beneficial	Class R-5	10.98
Edward D. Jones & Co. Retirement Plan Norwood, MA	Record Beneficial	Class R-5	10.46

Name and address	Ownership	Ownership percentage
Nationwide Trust Company Columbus, OH	Record	Class R-5	10.39
Intersil Corporation Profit Sharing Plan Baltimore, MD	Record Beneficial	Class R-5	9.42
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	6.92
The Capital Group Companies Retirement Plan Los Angeles, CA	Record Beneficial	Class R-5	6.05
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	14.90
American Funds 2025 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	12.58
American Funds 2030 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	12.42
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	11.13
American Funds 2010 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	10.73
American Funds 2035 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	6.81

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio counselors may be measured against one or more benchmarks, depending on his or her investment focus, such as: a custom index of equity-income, income, balanced and growth-income funds that have an income focus; Lipper High Current Yield Bond Funds Average; Lipper Corporate Debt Funds A Rated Average; Barclays Capital U.S. Aggregate Index; a custom index of higher yielding securities from the MSCI World ex-USA Index; a custom index of higher yielding securities from the MSCI USA Index; Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap; Lipper Corporate Debt Funds BBB-Rated Average; Barclays Capital Baa Corporate Index; and Barclays Capital U.S. Corporate Index. From time to time,Capital Research and Management Company may adjust these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and other managed accounts — As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of July 31, 2011:

Portfolio counselor	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)3		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)4
Hilda L Applbaum	$100,001 – $500,000	2	$51.1	None		None
David C. Barclay	Over $1,000,000	5	$54.3	4	$1.94	155	$5.50
Abner D. Goldstine	$500,001 – $1,000,000	2	$20.0	None		None
Dina N. Perry	Over $1,000,000	3	$147.5	1	$1.24	None
Andrew B. Suzman	Over $1,000,000	3	$118.6	1	$0.12	None
Joanna F. Jonsson	$500,001 – $1,000,000	2	$45.6	1	$0.12	None
John H. Smet	$500,001 – $1,000,000	5	$109.7	None		None
Steven T. Watson	$500,001 – $1,000,000	4	$58.3	None		None
Grant L. Cambridge	$100,001 – $500,000	None		None		None
James R. Mulally	Over $1,000,000	4	$77.1	1	$0.03	None

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

3Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

5The advisory fee of one of these accounts (representing $0.08 billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until December 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund’s daily net assets, 0.23% on daily net assets in excess of $500 million but not exceeding $1 billion, 0.21% on daily net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on daily net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on daily net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on daily net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on daily net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on daily net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on daily net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on daily net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on daily net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on daily net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on daily net assets in excess of $34 billion but not exceeding $44 billion, 0.129% on daily net assets in excess of $44 billion but not exceeding $55 billion, 0.127% on daily net assets in excess of $55 billion but not exceeding $71 billion, and 0.125% on daily net assets in excess of $71 billion but not exceeding $89 billion, 0.123% on daily net assets in excess of $89 billion, plus 2.25% of the fund’s gross investment income for the preceding month.

For the fiscal years ended July 31, 2011, 2010 and 2009, the investment adviser was entitled to receive from the fund management fees of $168,778,000, $166,066,000, and $161,670,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $154,169,000 (a reduction of $7,501,000) for the fiscal year ended July 31, 2009.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

Administrative Services Agreement — The Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class C, F, R and 529 shares will continue in effect until December 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund’s Class C, F, R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company®, the fund’s Transfer Agent, and American Funds Distributors®,  Inc. to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and 0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund’s applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2011 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

Administrative services fee
Class C	$8,358,000
Class F-1	2,516,000
Class F-2	956,000
Class 529-A	785,000
Class 529-B	89,000
Class 529-C	309,000
Class 529-E	35,000
Class 529-F-1	25,000
Class R-1	159,000
Class R-2	2,274,000
Class R-3	2,341,000
Class R-4	1,233,000
Class R-5	469,000
Class R-6	322,000

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251 and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•
For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

•
For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

•	For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and 529-B shares prior to April 21, 2009. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisers, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2011	$16,470,000	$72,953,000
	2010	15,076,000	66,949,000
	2009	17,114,000	74,296,000
Class B	2011	—	—
	2010	101,000	—
	2009	487,000	3,882,000
Class C	2011	108,000	5,122,000
	2010	942,000	4,798,000
	2009	1,845,000	5,058,000
Class 529-A	2011	589,000	2,716,000
	2010	531,000	2,470,000
	2009	468,000	2,169,000
Class 529-B	2011	—	—
	2010	5,000	—
	2009	30,000	207,000
Class 529-C	2011	9,000	28,000
	2010	16,000	367,000
	2009	19,000	348,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to 0.25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments1	Distribution related payments1	Total allowable under the Plans2
Class C	0.25%	0.75%	1.00%
Class 529-C	0.25	0.75	1.00
Class F-1	0.25	—	0.50
Class 529-F-1	0.25	—	0.50
Class 529-E	0.25	0.25	0.75
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2	The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2011 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$125,524,000	$15,316,000
Class B	21,782,000	1,787,000
Class C	62,195,000	7,783,000
Class F-1	4,849,000	758,000
Class 529-A	1,912,000	264,000
Class 529-B	865,000	85,000
Class 529-C	3,133,000	477,000
Class 529-E	204,000	31,000
Class 529-F-1	—	—
Class R-1	1,046,000	174,000
Class R-2	4,171,000	692,000
Class R-3	5,679,000	944,000
Class R-4	2,020,000	337,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisers to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial adviser. If you need a financial adviser, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion, 0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

Other compensation to dealers — As of July 2011, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC
Cadaret, Grant & Co., Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
Multi-Financial Securities Corporation
Primevest Financial Services, Inc.
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Genworth Financial Securities Corporation
H. Beck, Inc.
Hefren-Tillotson, Inc.
HTK / Janney Montgomery Group
Hornor, Townsend & Kent, Inc.
Janney Montgomery Scott LLC
ING Group
ING Financial Advisers, LLC
ING Financial Partners, Inc.
Transamerica Financial Advisors, Inc.
J. J. B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
Chase Investment Services Corp.
J.P. Morgan Securities Inc.
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial Corporation
Uvest Investment Services
Merrill Lynch Banc of America
Banc of America Securities LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Metlife Enterprises
Metlife Securities Inc.
New England Securities
Tower Square Securities, Inc.
Walnut Street Securities, Inc.
MML Investors Services, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney LLC
National Planning Holdings Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
National Planning Corporation
SII Investments, Inc.
NFP Securities, Inc.

Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PFS Investments Inc.
PNC Network
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC Capital Markets Corporation
Robert W. Baird & Co. Incorporated
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Wells Fargo Network
First Clearing LLC
H.D. Vest Investment Securities, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Investment Services Group
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors Private Client Group
Wells Fargo Investments, LLC

 Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended July 31, 2011, 2010 and 2009 amounted to $22,063,000, $21,593,000 and $34,408,000, respectively. The volume of trading activity decreased during the fiscal year ended 2010, resulting in a decrease in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, Goldman Sachs & Co., Morgan Stanley and UBS AG. As of the fund’s most recently completed fiscal year, the fund held equity securities of Citigroup Inc. in the amount of $132,597,000. As of that date the fund held debt securities of Citigroup Inc. in the amount of $71,014,000; Credit Suisse Group in the amount of $10,211,000; Goldman Sachs Group Inc. in the amount of $96,671,000; Morgan Stanley in the amount of $54,192,000 and UBS AG in the amount of $27,249,000.

 Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund’s custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund will not calculate net asset values on days the New York Stock Exchange is closed for trading.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. New York time (or relevant local time for securities trading outside U.S. time zones) from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

 Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the“Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

 Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial adviser — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds
12711 North Meridian Street
Carmel, IN 46032-9181

American Funds
5300 Robin Hood Rd.
Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank
ABA Routing No. 121000248
Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:
American Funds Service Company
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College Savings Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

•	Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and

•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at 800/421-0180 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

 Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)
current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2)
currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law,

(b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3)
currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

 Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•
individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•
trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

•	endowments or foundations established and controlled by you or your immediate family; or

•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

•
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

•
for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•
Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•
Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or

elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

 Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

 Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2)if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under “General information — fund numbers”), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

 General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer Agent — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $43,530,000 for Class A shares and $1,842,000 for Class B shares for the 2011 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management Company and from the relevant share class, as described under “Administrative services agreement.”

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, California 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling 800/421-0180 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at

americanfunds.com/prospectus.The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Legal proceedings — Class action lawsuits have been filed against the investment adviser and affiliated entities in the U.S. District Court, Central District of California. The investment adviser believes that these suits are without merit and will defend itself vigorously.

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$16.97
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$18.01

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced Fund SM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income FundSM	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental InvestorsSM	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage FundSM	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond FundSM	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New YorkSM	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income TrustSM	021	221	321	421	621
The Bond Fund of AmericaSM	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of AmericaSM	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of AmericaSM	043	243	343	443	643
Short-Term Bond Fund of AmericaSM	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®*	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities FundSM	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

*Qualified for sale only in certain jurisdictions.

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459

Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	2302	2402	2502	2602
American Balanced Fund	2111	2211	2311	2411	2511	2611
American Funds Global Balanced Fund	2137	2237	2337	2437	2537	2637
American Mutual Fund	2103	2203	2303	2403	2503	2603
Capital Income Builder	2112	2212	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	2316	2416	2516	2616
Fundamental Investors	2110	2210	2310	2410	2510	2610
The Growth Fund of America	2105	2205	2305	2405	2505	2605
The Income Fund of America	2106	2206	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	2334	2434	2534	2634
The Investment Company of America	2104	2204	2304	2404	2504	2604
The New Economy Fund	2114	2214	2314	2414	2514	2614
New Perspective Fund	2107	2207	2307	2407	2507	2607
New World Fund	2136	2236	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	2342	2442	2542	2642
American High-Income Trust	2121	2221	2321	2421	2521	2621
The Bond Fund of America	2108	2208	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	2359	2459	2559	2659

	Fund numbers
Fund	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
American Funds 2055 Target Date Retirement FundSM	082	2182	2282	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	069	2169	2269	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	068	2168	2268	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	067	2167	2267	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	066	2166	2266	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	065	2165	2265	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	064	2164	2264	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	063	2163	2263	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	062	2162	2262	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	061	2161	2261	2361	2461	2561	2661

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s Corporation.

Description of bond ratings

Moody’s

Long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s

Long-term issue credit ratings

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.

Long-term Credit Ratings

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk.

The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, or categories below ‘B’.

...

[logo – American Funds®]

The Income Fund of America®
Investment portfolio

July 31, 2011

Common stocks — 63.14%	Shares	Value (000)

INDUSTRIALS — 8.28%
Waste Management, Inc.1	28,115,000	$885,341
General Electric Co.	48,950,000	876,695
Lockheed Martin Corp.	9,107,400	689,703
Schneider Electric SA	2,671,803	388,326
Norfolk Southern Corp.	4,000,000	302,800
United Technologies Corp.	3,608,000	298,887
R.R. Donnelley & Sons Co.1	12,795,400	240,681
Eaton Corp.	5,000,000	239,750
Masco Corp.1	21,789,951	229,884
Hubbell Inc., Class B	3,430,000	203,982
Boeing Co.	2,700,000	190,269
Keppel Corp. Ltd.	20,570,000	189,112
CCR SA, ordinary nominative	6,016,800	181,142
Emerson Electric Co.	3,300,000	161,997
Honeywell International Inc.	2,191,300	116,358
AB SKF, Class B	4,290,000	113,397
Ryanair Holdings PLC (ADR)	3,929,000	106,830
3M Co.	1,165,000	101,518
SembCorp Industries Ltd	16,689,500	70,273
Finmeccanica SpA	7,000,000	53,912
Caterpillar Inc.	450,000	44,456
Delta Air Lines, Inc.2	1,661,367	13,108
United Continental Holdings, Inc.2	60,182	1,091
Nortek, Inc.2	18,686	584
Atrium Corp.2,3,4	1,807	163
		5,700,259

FINANCIALS — 7.02%
HCP, Inc.	17,675,800	649,232
Weyerhaeuser Co.	26,212,881	523,995
Equity Residential, shares of beneficial interest	7,142,800	441,568
Digital Realty Trust, Inc.1	5,790,000	354,406
Bank of Nova Scotia	5,265,000	298,558
M&T Bank Corp.	3,115,000	268,638
Hospitality Properties Trust1	8,015,000	202,379
HSBC Holdings PLC (United Kingdom)	15,238,722	148,706
HSBC Holdings PLC (Hong Kong)	3,126,382	30,707
Toronto-Dominion Bank	2,150,000	172,122
Arthur J. Gallagher & Co.1	6,000,000	168,720
Industrial and Commercial Bank of China Ltd., Class H	176,959,000	134,642
Prudential PLC	11,775,000	133,364
Citigroup Inc.	3,458,461	132,597
Public Storage	1,050,000	125,612
British Land Co. PLC	11,450,474	109,953
Cullen/Frost Bankers, Inc.	1,900,000	102,372
QBE Insurance Group Ltd.	5,345,000	96,301
FirstMerit Corp.1	5,495,000	80,282
Mercury General Corp.	2,000,000	74,280
Trustmark Corp.1	3,257,000	70,970
People’s United Financial, Inc.	5,350,000	67,838
Macquarie Korea Infrastructure Fund	13,654,598	63,785
Boardwalk Real Estate Investment Trust	1,199,000	62,833
Northwest Bancshares, Inc.	4,850,000	59,607
New York Community Bancorp, Inc.	4,160,000	56,285
Banco Santander (Brasil) SA, units	5,530,000	51,954
Allianz SE	350,000	45,795
Itaúsa — Investimentos Itaú SA, preferred nominative	4,745,197	31,882
First Niagara Financial Group, Inc.	2,400,000	29,400
City Holding Co.	741,000	23,171
AXA SA	875,000	16,483
CIT Group Inc.2	148,263	5,892
Itaú Unibanco Holding SA, preferred nominative (ADR)	36,818	750
Pacific Century Financial Corp.	8,115	364
Valley National Bancorp	13,560	178
		4,835,621

CONSUMER STAPLES — 6.91%
Philip Morris International Inc.	12,895,000	917,737
Kraft Foods Inc., Class A	21,000,821	722,008
Unilever NV, depository receipts	9,295,000	302,513
Unilever NV (New York registered)	5,051,750	164,081
Altria Group, Inc.	16,350,000	430,005
Procter & Gamble Co.	6,670,000	410,138
H.J. Heinz Co.	7,000,000	368,480
Sysco Corp.	9,290,000	284,181
General Mills, Inc.	5,925,000	221,299
Hershey Co.	3,500,000	197,540
British American Tobacco PLC	4,000,000	185,189
Coca-Cola Co.	2,500,000	170,025
Tesco PLC	24,788,828	156,024
Coca-Cola Amatil Ltd.	11,640,441	144,507
Reynolds American Inc.	2,500,000	88,000
		4,761,727

ENERGY — 6.67%
Royal Dutch Shell PLC, Class B (ADR)	10,120,000	745,338
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	441,360
Royal Dutch Shell PLC, Class B	3,797,147	139,584
Chevron Corp.	10,835,000	1,127,057
Spectra Energy Corp	20,150,500	544,467
Crescent Point Energy Corp.	10,955,000	492,456
TOTAL SA (ADR)	4,035,000	218,172
TOTAL SA	3,755,000	203,844
ConocoPhillips	5,000,000	359,950
Penn West Petroleum Ltd.	10,775,000	239,983
Diamond Offshore Drilling, Inc.	1,255,000	85,127
		4,597,338

HEALTH CARE — 6.39%
Bristol-Myers Squibb Co.	50,405,000	1,444,607
Merck & Co., Inc.	37,742,166	1,288,140
Pfizer Inc	32,850,000	632,034
Eli Lilly and Co.	12,400,000	474,920
Johnson & Johnson	4,300,000	278,597
AstraZeneca PLC (United Kingdom)	3,500,000	170,801
GlaxoSmithKline PLC	3,605,000	80,714
Novartis AG (ADR)	500,000	30,600
		4,400,413

TELECOMMUNICATION SERVICES — 6.37%
Verizon Communications Inc.	46,507,500	1,641,250
Telstra Corp. Ltd.	170,670,000	560,619
AT&T Inc.	18,424,621	539,104
France Télécom SA	21,340,000	442,780
Koninklijke KPN NV	28,067,263	401,121
Portugal Telecom, SGPS, SA1	46,135,276	400,137
CenturyLink, Inc.	4,739,582	175,886
Bell Aliant Inc.	2,986,600	86,586
Vodafone Group PLC	30,000,000	84,699
Bezeq — The Israel Telecommunication Corp. Ltd.	19,539,900	47,677
Sprint Nextel Corp., Series 12	760,501	3,217
American Tower Corp., Class A2	42,271	2,221
		4,385,297

CONSUMER DISCRETIONARY — 5.49%
Home Depot, Inc.	33,695,000	1,176,966
McDonald’s Corp.	8,110,000	701,353
McGraw-Hill Companies, Inc.	11,090,000	461,344
Time Warner Cable Inc.	3,661,361	268,414
Time Warner Inc.	5,825,000	204,807
Vivendi SA	6,000,000	144,020
J.C. Penney Co., Inc.	4,500,000	138,420
VF Corp.	1,065,000	124,392
Tatts Group Ltd.	43,150,000	109,979
H & M Hennes & Mauritz AB, Class B	3,054,000	104,415
OPAP SA	5,770,000	95,760
Truworths International Ltd.	7,374,368	79,868
Fielmann AG	625,000	65,379
Esprit Holdings Ltd.	14,185,099	41,315
Cooper-Standard Holdings Inc.2,5	586,012	27,543
Leggett & Platt, Inc.	1,147,104	24,892
Ford Motor Co.2	1,089,728	13,306
Adelphia Recovery Trust, Series ACC-12	19,531,478	127
		3,782,300

UTILITIES — 4.99%
Duke Energy Corp.	41,146,172	765,319
National Grid PLC	65,110,000	638,043
Power Assets Holdings Ltd.	55,138,000	456,314
GDF SUEZ	13,170,121	432,038
Snam Rete Gas SpA	53,108,326	306,924
DTE Energy Co.	5,000,000	249,200
PG&E Corp.	5,000,000	207,150
Exelon Corp.	4,000,000	176,280
FirstEnergy Corp.	3,205,000	143,103
DUET Group	38,369,915	65,338
		3,439,709

MATERIALS — 3.41%
E.I. du Pont de Nemours and Co.	17,115,000	880,053
Nucor Corp.	12,480,000	485,347
MeadWestvaco Corp.	7,820,000	243,515
Dow Chemical Co.	6,700,000	233,629
Fletcher Building Ltd.	28,000,000	200,073
Israel Chemicals Ltd.	9,525,000	161,452
Impala Platinum Holdings Ltd.	2,937,112	75,329
Freeport-McMoRan Copper & Gold Inc.	600,000	31,776
Georgia Gulf Corp.2	1,235,924	24,768
K+S AG	143,108	11,468
		2,347,410

INFORMATION TECHNOLOGY — 3.30%
Microchip Technology Inc.1	14,128,000	476,820
Automatic Data Processing, Inc.	8,485,000	436,893
Maxim Integrated Products, Inc.	14,406,000	330,762
KLA-Tencor Corp.	8,190,000	326,126
Paychex, Inc.	10,155,182	286,681
HTC Corp.	4,090,275	121,706
Intel Corp.	5,450,000	121,698
Nintendo Co., Ltd.	630,000	100,574
Microsoft Corp.	2,550,000	69,870
		2,271,130

MISCELLANEOUS — 4.31%
Other common stocks in initial period of acquisition		2,968,631

Total common stocks (cost: $39,537,047,000)		43,489,835

Preferred stocks — 0.49%

FINANCIALS — 0.32%
Vornado Realty Trust, Series I, 6.625%	3,380,000	83,486
Ally Financial Inc., Series G, 7.00%5	54,454	49,475
HSBC Holdings PLC, Series 2, 8.00%	2,105,000	57,493
Public Storage, Inc., Series F, 6.45%	1,000,000	25,080
Fannie Mae, Series S, 8.25% noncumulative2	1,511,450	3,569
		219,103

MISCELLANEOUS — 0.17%
Other preferred stocks in initial period of acquisition		119,445

Total preferred stocks (cost: $349,041,000)		338,548

Warrants — 0.00%

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		1,559

Total warrants (cost: $32,681,000)		1,559

	Shares or	Value
Convertible securities — 1.18%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.33%
General Motors Co., Series B, 4.75% convertible preferred 2013	4,500,000	$207,945
MGM Resorts International 4.25% convertible notes 2015	$17,037,000	19,401
		227,346

ENERGY — 0.24%
Apache Corp., Series D, 6.00% convertible preferred 2013	2,530,000	164,804

INDUSTRIALS — 0.18%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	33,862
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	65,340
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$2,500,000	3,066
AMR Corp. 6.25% convertible notes 2014	$26,400,000	22,935
		125,203

UTILITIES — 0.12%
PPL Corp. 9.50% convertible preferred 2013, units	1,463,500	82,088

MATERIALS — 0.10%
Alcoa Inc. 5.25% convertible notes 2014	$21,500,000	51,089
Sino-Forest Corp. 4.25% convertible notes 20165	$30,000,000	17,915
		69,004

INFORMATION TECHNOLOGY — 0.09%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$58,420,000	59,735

TELECOMMUNICATION SERVICES — 0.05%
Clearwire Corp. 8.25% convertible notes 20405	$28,000,000	18,935
Leap Wireless International, Inc. 4.50% convertible notes 2014	$17,800,000	16,999
		35,934

CONSUMER STAPLES — 0.04%
Bunge Ltd. 4.875% convertible preferred	272,700	27,815

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20275	$19,920,000	20,194

Total convertible securities (cost: $770,549,000)		812,123

	Principal amount
Bonds & notes — 30.49%	(000)

FINANCIALS — 6.20%
CIT Group Inc., Series A, 7.00% 20146	$38,657	38,995
CIT Group Inc., Term Loan 3, 6.25% 20156,7,8	47,317	47,512
CIT Group Inc., Series A, 7.00% 2015	120,843	121,448
CIT Group Inc., Series A, 7.00% 2016	90,340	90,679
Liberty Mutual Group Inc. 6.50% 20355	25,365	25,085
Liberty Mutual Group Inc., Series B, 7.00% 20675,7	12,690	12,364
Liberty Mutual Group Inc., Series A, 7.80% 20875,7	74,415	75,903
Liberty Mutual Group Inc., Series C, 10.75% 20885,7	91,185	121,504
Wells Fargo & Co. 3.676% 2016	19,630	20,642
Wells Fargo & Co. 4.60% 2021	82,000	85,519
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)7	92,695	99,763
Realogy Corp., Letter of Credit, 3.202% 20166,7,8	8,500	7,705
Realogy Corp., Term Loan B, 4.518% 20166,7,8	72,214	65,457
Realogy Corp., Second Lien Term Loan A, 13.50% 20176,8	51,550	54,815
Realogy Corp. 7.875% 20195	62,515	61,890
JPMorgan Chase & Co. 2.60% 2016	21,070	20,971
JPMorgan Chase & Co. 3.15% 2016	9,430	9,540
JPMorgan Chase & Co. 3.45% 2016	4,813	4,930
JPMorgan Chase & Co. 4.625% 2021	3,755	3,837
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)7	134,477	144,636
Westfield Group 5.40% 20125	4,350	4,564
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	18,485	20,234
Westfield Group 7.50% 20145	5,555	6,404
Westfield Group 5.75% 20155	10,250	11,529
Westfield Group 5.70% 20165	44,075	49,471
Westfield Group 7.125% 20185	41,685	49,331
WEA Finance LLC 4.625% 20215	20,000	20,229
Simon Property Group, LP 6.75% 2014	5,310	6,024
Simon Property Group, LP 5.25% 2016	74,340	83,126
Simon Property Group, LP 6.10% 2016	4,250	4,936
Simon Property Group, LP 5.875% 2017	22,265	25,674
Simon Property Group, LP 6.125% 2018	25,115	28,744
Simon Property Group, LP 10.35% 2019	5,000	7,057
Bank of America Corp., Series L, 3.625% 2016	12,025	12,087
Bank of America Corp. 3.75% 2016	15,975	16,059
Bank of America Corp. 5.30% 2017	45,500	47,052
Bank of America Corp. 5.75% 2017	8,100	8,673
Bank of America Corp. 5.625% 2020	10,190	10,607
Bank of America Corp. 5.00% 2021	5,590	5,544
Bank of America Corp. 5.875% 2021	10,665	11,189
NB Capital Trust II 7.83% 2026	5,575	5,686
NB Capital Trust IV 8.25% 2027	4,000	4,125
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)7	30,924	31,888
Prologis, Inc. 7.625% 2014	11,000	12,586
Prologis, Inc. 6.25% 2017	8,900	10,015
Prologis, Inc. 6.625% 2018	54,675	62,060
Prologis, Inc. 7.375% 2019	22,100	25,970
Prologis, Inc. 6.875% 2020	32,975	37,436
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)5,7	116,330	137,996
Zions Bancorporation 5.65% 2014	18,810	19,586
Zions Bancorporation 7.75% 2014	8,825	9,730
Zions Bancorporation 5.50% 2015	40,017	41,648
Zions Bancorporation 6.00% 2015	60,872	63,124
HBOS PLC 6.75% 20185	62,399	62,633
LBG Capital No.1 PLC, Series 2, 7.875% 20205	65,054	61,639
HBOS PLC 6.00% 20335	1,055	786
HBOS Capital Funding LP 6.071%5,7	5,000	4,150
Citigroup Inc. 1.111% 20137	35,000	35,017
Citigroup Inc. 3.953% 2016	34,600	35,997
Citigroup Capital XXI 8.30% 20777	54,695	56,336
Société Générale 1.296% 20145,7	20,000	19,599
Société Générale 3.10% 20155	10,000	9,979
Société Générale 3.50% 20165	10,000	9,954
Société Générale 5.75% 20165	12,550	12,697
Société Générale 5.20% 20215	16,250	15,972
Société Générale, junior subordinated 5.922% (undated)5,7	45,073	39,303
Goldman Sachs Group, Inc. 3.625% 2016	38,200	38,711
Goldman Sachs Group, Inc. 5.25% 2021	50,750	51,905
Goldman Sachs Group, Inc. 6.25% 2041	6,000	6,055
Springleaf Finance Corp., Series I, 5.85% 2013	9,250	9,222
Springleaf Finance Corp., Series I, 5.40% 2015	48,100	44,733
Springleaf Finance Corp., Term Loan B, 5.50% 20176,7,8	18,545	18,138
Springleaf Finance Corp., Series J, 6.90% 2017	15,000	14,119
Regions Financial Corp. 6.375% 2012	8,913	9,135
Regions Financial Corp. 7.75% 2014	28,340	30,236
Regions Financial Corp. 5.20% 2015	3,115	3,028
Regions Financial Corp. 5.75% 2015	14,761	14,681
Regions Bank 7.50% 2018	17,900	18,749
Royal Bank of Scotland PLC 3.40% 2013	10,000	10,214
Royal Bank of Scotland Group PLC 5.00% 2013	2,706	2,744
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,040
Royal Bank of Scotland PLC 4.875% 2015	9,000	9,348
Royal Bank of Scotland Group PLC 5.05% 2015	4,977	4,911
Royal Bank of Scotland Group PLC 4.375% 2016	1,250	1,265
Royal Bank of Scotland Group PLC 4.70% 2018	9,023	7,941
RBS Capital Trust II 6.425% noncumulative trust7,9	12,350	8,707
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)5,7	10,280	9,175
Royal Bank of Scotland Group PLC, Series U, junior subordinated 7.64% (undated)7	8,800	6,578
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)5,7	55,766	70,825
Kimco Realty Corp. 6.00% 2012	3,250	3,434
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,218
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,891
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,847
Kimco Realty Corp. 5.70% 2017	23,485	26,433
Kimco Realty Corp. 4.30% 2018	3,000	3,138
Kimco Realty Corp. 6.875% 2019	10,000	11,841
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)5,7	23,800	20,146
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)5,7	40,700	42,749
National City Preferred Capital Trust I 12.00% (undated)7	5,640	6,190
International Lease Finance Corp. 5.00% 2012	4,245	4,319
International Lease Finance Corp. 8.625% 2015	38,500	42,591
International Lease Finance Corp. 5.75% 2016	20,000	19,979
Developers Diversified Realty Corp. 5.375% 2012	4,500	4,631
Developers Diversified Realty Corp. 5.50% 2015	15,776	17,020
Developers Diversified Realty Corp. 9.625% 2016	3,170	3,883
Developers Diversified Realty Corp. 7.50% 2017	21,850	25,254
Developers Diversified Realty Corp. 4.75% 2018	6,750	6,855
Developers Diversified Realty Corp. 7.875% 2020	5,575	6,608
Standard Chartered PLC 3.85% 20155	3,400	3,567
Standard Chartered PLC 3.20% 20165	10,000	10,096
Standard Chartered Bank 6.40% 20175	35,000	39,162
Standard Chartered PLC, junior subordinated 6.409% (undated)5,7	10,000	9,549
MetLife Global Funding I 5.125% 20135	12,750	13,558
MetLife Global Funding I 2.50% 20155	11,000	11,168
MetLife Capital Trust IV, junior subordinated 7.875% 20675,7	27,930	30,770
MetLife Capital Trust X, junior subordinated 9.25% 20685,7	1,500	1,868
MetLife Inc., junior subordinated 10.75% 20697	2,500	3,559
Hospitality Properties Trust 6.75% 20131	12,650	13,212
Hospitality Properties Trust 5.125% 20151	2,160	2,301
Hospitality Properties Trust 6.30% 20161	13,577	15,082
Hospitality Properties Trust 5.625% 20171	10,169	10,673
Hospitality Properties Trust 6.70% 20181	16,175	17,695
Morgan Stanley, Series F, 2.875% 2014	10,000	10,203
Morgan Stanley 3.80% 2016	14,500	14,616
Morgan Stanley, Series F, 5.625% 2019	16,000	16,717
Morgan Stanley, Series F, 5.75% 2021	12,000	12,656
Synovus Financial Corp. 4.875% 2013	11,880	11,375
Synovus Financial Corp. 5.125% 2017	44,698	39,669
Rouse Co. 7.20% 2012	28,039	29,301
Rouse Co. 5.375% 2013	2,770	2,798
Rouse Co. 6.75% 20135	13,400	14,003
Barclays Bank PLC 2.50% 2013	4,625	4,704
Barclays Bank PLC 5.125% 2020	5,500	5,658
Barclays Bank PLC 5.14% 2020	4,750	4,545
Barclays Bank PLC, junior subordinated 7.434% (undated)5,7	28,574	28,788
UnumProvident Finance Co. PLC 6.85% 20155	28,500	32,334
Unum Group 7.125% 2016	6,740	7,862
Intesa Sanpaolo SpA 2.658% 20145,7	30,000	29,510
Intesa Sanpaolo SpA 6.50% 20215	9,250	9,590
HSBC Bank PLC 2.00% 20145	12,500	12,693
HSBC Bank PLC 3.50% 20155	12,000	12,478
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up5,7	10,000	13,100
Catlin Insurance Ltd., junior subordinated 7.249% (undated)5,7	39,900	38,005
Ally Financial Inc. 6.875% 2011	16,255	16,373
Ally Financial Inc. 6.875% 2012	1,200	1,242
Ally Financial Inc. 7.00% 2012	15,839	16,235
Nationwide Mutual Insurance Co. 5.81% 20245,7	8,150	8,048
Nationwide Mutual Insurance Co. 9.375% 20395	20,000	25,613
HSBK (Europe) BV 7.25% 20175	30,570	31,525
ERP Operating LP 5.50% 2012	4,000	4,202
ERP Operating LP 6.625% 2012	2,000	2,071
ERP Operating LP 5.20% 2013	2,500	2,656
ERP Operating LP 5.25% 2014	2,000	2,203
ERP Operating LP 6.584% 2015	2,705	3,131
ERP Operating LP 5.75% 2017	4,000	4,539
ERP Operating LP 7.125% 2017	10,000	11,934
QBE Capital Funding III LP 7.25% 20415	11,500	11,741
QBE Capital Funding II LP 6.797% (undated)5,7	18,715	17,787
Host Hotels & Resorts, LP, Series S, 6.875% 2014	8,750	9,023
Host Marriott, LP, Series O, 6.375% 2015	950	974
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	8,083
Host Hotels & Resorts LP 9.00% 2017	900	1,014
Host Hotels & Resorts LP 5.875% 20195	10,175	10,340
Genworth Financial, Inc. 7.625% 2021	11,200	10,724
Genworth Financial, Inc., junior subordinated 6.15% 20667	27,500	18,150
Lazard Group LLC 7.125% 2015	25,187	28,430
BNP Paribas 1.146% 20147	10,000	9,879
BNP Paribas 3.60% 2016	10,000	10,171
BNP Paribas 5.00% 2021	7,000	7,203
UBS AG 1.253% 20147	1,000	1,002
UBS AG 2.25% 2014	10,000	10,132
UBS AG 5.875% 2017	13,500	15,087
UBS AG 4.875% 2020	1,000	1,028
NASDAQ OMX Group, Inc. 5.25% 2018	25,250	26,415
AXA SA, Series B, junior subordinated 6.379% (undated)5,7	11,530	9,801
AXA SA, junior subordinated 6.463% (undated)5,7	18,717	15,722
Capital One Financial Corp. 3.15% 2016	10,000	10,049
Capital One Capital V 10.25% 2039	10,805	11,499
New York Life Global Funding 4.65% 20135	19,500	20,839
HCP, Inc. 3.75% 2016	20,000	20,735
Monumental Global Funding 5.50% 20135	10,000	10,703
Monumental Global Funding III 0.449% 20145,7	8,000	7,751
Monumental Global Funding III 5.25% 20145	1,500	1,611
BBVA Bancomer SA 4.50% 20165	9,175	9,416
BBVA Bancomer SA 6.50% 20215	7,375	7,670
ZFS Finance (USA) Trust II, junior subordinated 6.45% 20655,7	12,500	12,812
ZFS Finance (USA) Trust V, junior subordinated 6.50% 20675,7	3,011	3,011
PRICOA Global Funding I 5.30% 20135	2,500	2,712
Prudential Holdings, LLC, Series C, 8.695% 20235,6	10,250	12,989
American Express Co. 6.15% 2017	12,610	14,562
ACE INA Holdings Inc. 5.875% 2014	2,500	2,812
ACE INA Holdings Inc. 2.60% 2015	9,945	10,106
Nordea Bank 2.125% 20145	10,000	10,122
Nordea Bank, Series 2, 3.70% 20145	2,000	2,106
CNA Financial Corp. 5.85% 2014	5,625	6,152
CNA Financial Corp. 7.35% 2019	3,000	3,511
CNA Financial Corp. 5.875% 2020	2,000	2,149
Principal Life Insurance Co. 5.30% 2013	10,000	10,744
Lincoln National Corp. 5.65% 2012	10,000	10,458
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,121
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,297
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,310
Westpac Banking Corp. 3.00% 2015	10,000	10,220
Credit Suisse Group AG 2.20% 2014	10,000	10,211
ANZ National (International) Ltd. 3.125% 20155	10,000	10,192
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20155	10,000	10,132
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,109
Santander Issuances, SA Unipersonal 6.50% 20195,7	9,400	9,440
Ford Motor Credit Co. 7.25% 2011	7,500	7,592
Ford Motor Credit Co. 8.00% 2016	1,500	1,722
Boston Properties, Inc. 5.875% 2019	8,000	9,029
VEB Finance Ltd. 6.902% 20205	3,380	3,676
VEB Finance Ltd. 6.80% 20255	3,000	3,143
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,465
UDR, Inc. 5.00% 2012	2,500	2,536
UDR, Inc., Series A, 5.25% 2015	3,000	3,245
Development Bank of Kazakhstan 5.50% 2015	3,000	3,135
Development Bank of Kazakhstan 5.50% 20155	2,055	2,147
First Tennessee Bank 5.05% 2015	3,400	3,588
ACE Cash Express, Inc. 11.00% 20195	2,675	2,708
Allstate Corp., Series B, junior subordinated 6.125% 20677	2,445	2,399
Nationwide Financial Services, Inc., junior subordinated 6.75% 20677	2,480	2,326
TIAA Global Markets 4.95% 20135	2,000	2,152
Community Choice Financial 10.75% 20195	1,475	1,523
Ambac Financial Group, Inc. 6.15% 20877,9	8,405	95
		4,266,503

MORTGAGE-BACKED OBLIGATIONS6 — 4.55%
Fannie Mae 4.89% 2012	10,000	10,031
Fannie Mae 5.00% 2018	5,139	5,514
Fannie Mae 5.50% 2018	151	164
Fannie Mae 5.50% 2020	15,643	16,983
Fannie Mae 6.00% 2021	570	622
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	6,140	6,347
Fannie Mae 4.50% 2024	8,127	8,659
Fannie Mae 5.50% 2024	862	934
Fannie Mae 3.00% 2025	3,109	3,140
Fannie Mae 3.50% 2025	27,027	27,830
Fannie Mae 3.50% 2025	19,511	20,091
Fannie Mae 3.50% 2025	14,355	14,781
Fannie Mae 3.50% 2025	14,076	14,495
Fannie Mae 3.50% 2025	11,774	12,124
Fannie Mae 3.50% 2025	10,295	10,601
Fannie Mae 3.50% 2025	10,076	10,375
Fannie Mae 3.50% 2025	9,230	9,505
Fannie Mae 3.50% 2025	6,759	6,960
Fannie Mae 3.50% 2025	1,918	1,975
Fannie Mae 3.50% 2025	1,073	1,105
Fannie Mae 3.50% 2025	665	685
Fannie Mae 3.50% 2025	495	510
Fannie Mae 3.50% 2025	481	495
Fannie Mae 4.00% 2025	28,113	29,520
Fannie Mae 4.50% 2025	9,205	9,802
Fannie Mae 4.50% 2025	4,638	4,949
Fannie Mae 4.50% 2025	4,526	4,820
Fannie Mae 4.50% 2025	4,341	4,622
Fannie Mae, Series 2001-4, Class GA, 9.844% 20257	359	419
Fannie Mae, Series 2001-4, Class NA, 11.597% 20257	21	23
Fannie Mae 3.00% 2026	31,906	32,228
Fannie Mae 3.00% 2026	376	380
Fannie Mae 3.50% 2026	11,547	11,886
Fannie Mae 4.50% 2026	11,650	12,387
Fannie Mae 6.00% 2026	9,611	10,622
Fannie Mae 7.00% 2026	1,364	1,584
Fannie Mae 6.00% 2028	12,724	14,024
Fannie Mae 7.00% 2028	3,534	4,115
Fannie Mae 7.00% 2028	581	676
Fannie Mae, Series 2001-20, Class E, 9.616% 20317	326	377
Fannie Mae 5.50% 2033	2,082	2,271
Fannie Mae 5.00% 2035	55,897	59,906
Fannie Mae 5.50% 2035	2,032	2,215
Fannie Mae 5.50% 2036	17,073	18,610
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	5,172	5,786
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	15,777	17,486
Fannie Mae 5.606% 20377	6,775	7,206
Fannie Mae 6.00% 2037	121,369	133,567
Fannie Mae 6.00% 2037	30,537	33,606
Fannie Mae 6.00% 2037	17,015	18,805
Fannie Mae 6.00% 2037	12,387	13,640
Fannie Mae 6.00% 2037	11,938	13,130
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	11,580	12,994
Fannie Mae 6.00% 2037	803	885
Fannie Mae 6.00% 2037	798	870
Fannie Mae 6.50% 2037	6,480	7,194
Fannie Mae 6.50% 2037	5,130	5,696
Fannie Mae 6.50% 2037	4,391	4,907
Fannie Mae 6.50% 2037	4,114	4,581
Fannie Mae 7.00% 2037	2,647	2,948
Fannie Mae 7.00% 2037	2,032	2,264
Fannie Mae 7.50% 2037	1,813	2,030
Fannie Mae 7.50% 2037	1,087	1,217
Fannie Mae 7.50% 2037	220	246
Fannie Mae 7.50% 2037	175	201
Fannie Mae 7.50% 2037	165	185
Fannie Mae 8.00% 2037	106	120
Fannie Mae 5.50% 2038	5,139	5,581
Fannie Mae 6.00% 2038	19,015	20,938
Fannie Mae 6.00% 2038	15,145	16,658
Fannie Mae 6.00% 2038	11,691	12,895
Fannie Mae 6.00% 2038	10,732	11,838
Fannie Mae 6.00% 2038	8,187	9,030
Fannie Mae 6.00% 2038	6,088	6,715
Fannie Mae 4.50% 2039	69,782	73,161
Fannie Mae 6.00% 2039	5,316	5,850
Fannie Mae 3.50% 2040	28,037	27,455
Fannie Mae 3.50% 2040	19,787	19,376
Fannie Mae 3.50% 2040	14,326	14,029
Fannie Mae 3.50% 2040	10,847	10,622
Fannie Mae 3.50% 2040	8,873	8,689
Fannie Mae 3.50% 2040	6,785	6,644
Fannie Mae 4.00% 2040	30,000	30,521
Fannie Mae 4.00% 2040	24,149	24,569
Fannie Mae 4.00% 2040	23,965	24,381
Fannie Mae 4.00% 2040	21,089	21,455
Fannie Mae 4.00% 2040	18,996	19,326
Fannie Mae 4.00% 2040	17,243	17,543
Fannie Mae 4.00% 2040	5,990	6,094
Fannie Mae 4.50% 2040	29,680	31,048
Fannie Mae 4.50% 2040	7,402	7,743
Fannie Mae 4.50% 2040	5,802	6,067
Fannie Mae 4.50% 2040	3,030	3,169
Fannie Mae 4.50% 2040	644	674
Fannie Mae 4.50% 2040	592	620
Fannie Mae 4.50% 2040	489	512
Fannie Mae 4.50% 2040	179	187
Fannie Mae 4.50% 2040	169	177
Fannie Mae 4.50% 2040	50	52
Fannie Mae 4.50% 2040	30	31
Fannie Mae 5.00% 2040	21,774	23,278
Fannie Mae 5.00% 2040	688	735
Fannie Mae 6.00% 2040	13,541	14,885
Fannie Mae 3.50% 2041	16,882	16,531
Fannie Mae 3.50% 2041	16,228	15,891
Fannie Mae 3.50% 2041	14,150	13,857
Fannie Mae 3.50% 2041	7,895	7,731
Fannie Mae 3.50% 2041	5,500	5,380
Fannie Mae 4.00% 2041	47,799	48,629
Fannie Mae 4.00% 2041	20,400	20,748
Fannie Mae 4.50% 2041	131,356	137,346
Fannie Mae 4.50% 2041	80,552	84,225
Fannie Mae 4.50% 2041	51,997	54,368
Fannie Mae 4.50% 2041	26,000	27,146
Fannie Mae 4.50% 2041	13,683	14,307
Fannie Mae 4.50% 2041	10,299	10,768
Fannie Mae 4.50% 2041	8,986	9,396
Fannie Mae 4.50% 2041	7,577	7,923
Fannie Mae 4.50% 2041	6,608	6,921
Fannie Mae 4.50% 2041	6,218	6,512
Fannie Mae 4.50% 2041	4,375	4,575
Fannie Mae 4.50% 2041	2,486	2,599
Fannie Mae 4.50% 2041	1,989	2,083
Fannie Mae 4.50% 2041	935	979
Fannie Mae 4.50% 2041	685	717
Fannie Mae 4.50% 2041	496	520
Fannie Mae 4.50% 2041	126	132
Fannie Mae 4.50% 2041	97	102
Fannie Mae 5.00% 2041	30,000	32,020
Fannie Mae 5.00% 2041	11,699	12,569
Fannie Mae 5.00% 2041	3,995	4,276
Fannie Mae 5.00% 2041	1,619	1,739
Fannie Mae 5.00% 2041	1,171	1,251
Fannie Mae 5.00% 2041	1,109	1,191
Fannie Mae 5.00% 2041	809	866
Fannie Mae 5.00% 2041	720	771
Fannie Mae 5.00% 2041	682	730
Fannie Mae 5.00% 2041	675	725
Fannie Mae 5.50% 2041	105,000	113,794
Fannie Mae 6.00% 2041	22,881	25,165
Fannie Mae 6.50% 2041	6,019	6,684
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	839	939
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	713	796
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	485	576
Fannie Mae, Series 2002-W1, Class 2A, 7.158% 20427	1,102	1,293
Fannie Mae 6.50% 2047	2,108	2,310
Fannie Mae 6.50% 2047	2,101	2,303
Fannie Mae 6.50% 2047	1,992	2,184
Fannie Mae 6.50% 2047	1,294	1,418
Fannie Mae 6.50% 2047	1,021	1,119
Fannie Mae 6.50% 2047	898	984
Fannie Mae 6.50% 2047	656	719
Fannie Mae 7.00% 2047	1,634	1,819
Fannie Mae 7.00% 2047	1,305	1,453
Fannie Mae 7.00% 2047	1,118	1,245
Fannie Mae 7.00% 2047	1,001	1,115
Fannie Mae 7.00% 2047	163	181
Freddie Mac 5.00% 2018	3,061	3,289
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	28,173
Freddie Mac, Series 2289, Class NB, 11.079% 20227	62	70
Freddie Mac 5.00% 2023	10,863	11,640
Freddie Mac 5.00% 2023	10,192	10,921
Freddie Mac 5.00% 2023	8,562	9,174
Freddie Mac 5.00% 2023	3,478	3,746
Freddie Mac 6.00% 2026	1,878	2,070
Freddie Mac 6.00% 2027	3,065	3,378
Freddie Mac 2.477% 20357	3,017	3,153
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,602	4,021
Freddie Mac, Series 3257, Class PA, 5.50% 2036	16,563	18,381
Freddie Mac, Series 3286, Class JN, 5.50% 2037	20,558	22,598
Freddie Mac, Series 3312, Class PA, 5.50% 2037	16,630	18,301
Freddie Mac, Series 3318, Class JT, 5.50% 2037	11,630	12,777
Freddie Mac, Series 3271, Class OA, 6.00% 2037	14,298	16,152
Freddie Mac 6.50% 2038	11,481	12,889
Freddie Mac 6.50% 2038	4,247	4,726
Freddie Mac 5.00% 2039	9,548	10,224
Freddie Mac 5.00% 2039	7,592	8,146
Freddie Mac 5.00% 2039	4,288	4,580
Freddie Mac 4.00% 2041	21,725	22,105
Freddie Mac 4.00% 2041	10,823	11,012
Freddie Mac 4.00% 2041	4,972	5,059
Freddie Mac 4.00% 2041	2,962	3,015
Freddie Mac 4.00% 2041	383	390
Freddie Mac 5.00% 2041	3,976	4,254
Freddie Mac 5.00% 2041	3,232	3,458
Freddie Mac 5.00% 2041	2,572	2,752
Freddie Mac 5.00% 2041	1,326	1,417
Freddie Mac 5.00% 2041	997	1,067
Freddie Mac 5.00% 2041	767	821
Freddie Mac 5.00% 2041	666	712
Government National Mortgage Assn. 10.00% 2021	642	762
Government National Mortgage Assn. 10.00% 2025	605	708
Government National Mortgage Assn. 4.00% 2040	102,082	105,758
Government National Mortgage Assn. 4.00% 2040	5,181	5,368
Government National Mortgage Assn. 4.50% 2040	4,822	5,145
Government National Mortgage Assn. 4.50% 2040	1,071	1,143
Government National Mortgage Assn. 5.00% 2040	5,213	5,702
Government National Mortgage Assn. 5.00% 2040	1,857	2,033
Government National Mortgage Assn. 3.50% 2041	2,454	2,440
Government National Mortgage Assn. 4.00% 2041	1,939	2,009
Government National Mortgage Assn. 4.00% 2041	1,443	1,495
Government National Mortgage Assn. 4.50% 2041	1,026	1,095
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	7,250	7,799
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,747
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	29,375	31,742
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20375	15,500	16,713
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20375	550	592
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	399	401
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	508	513
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	2,304	2,310
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.88% 20457	14,700	16,286
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20465	7,500	7,567
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20465	24,000	24,618
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,804	3,857
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.741% 20497	15,450	16,683
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	177	177
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,181	2,201
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	7,463	7,746
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	6,486	6,196
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 20377	9,080	5,038
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20377	6,361	3,284
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,473	6,572
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20387	191	191
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.799% 20397	18,880	20,178
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20407	7,587	7,871
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.688% 20367	10,000	7,272
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.47% 20377	12,837	8,665
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.578% 20377	34,704	28,076
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.603% 20377	11,474	9,403
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	23,670	23,093
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	8,939
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,037	2,942
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.395% 20477	8,173	5,023
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.431% 20477	13,140	9,179
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 5.937% 20377	13,997	11,530
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.646% 20477	14,952	10,409
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.681% 20477	26,313	19,163
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	9,969	10,351
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20447	22,000	24,108
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,781	3,853
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	6,536	6,645
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20377	10,000	10,527
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.881% 20387	7,000	7,772
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,754
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	263	263
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.333% 20447	13,000	14,209
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.314% 20457	17,000	17,462
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)7	27,410	29,316
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 3-A1, 5.25% 20357	3,475	3,446
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.567% 20367	4,754	3,140
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.349% 20367	5,404	3,867
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.655% 20367	10,143	8,077
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.349% 20377	7,796	5,611
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.19% 20477	4,832	3,048
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20457	3,000	3,285
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.224% 20457	17,730	18,108
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.624% (undated)7	5,000	5,425
Bank of America 5.50% 20125	22,500	23,283
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20437	20,250	22,248
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 4.082% 20367	24,254	11,477
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.17% 20367	11,660	9,353
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	18,763	19,552
Nationwide Building Society, Series 2007-2, 5.50% 20125	17,500	18,262
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.22% 20447	5,500	6,040
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	8,000	8,643
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	21,333	14,453
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20427	13,985	14,306
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20307	11,422	12,479
Citicorp Mortgage Securities, Inc. 5.50% 2035	10,889	10,942
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	10,000	10,581
Bank of Montreal 2.85% 20155	10,000	10,465
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 2.766% 20357	9,443	7,140
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 2.804% 20367	3,765	2,501
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.618% 20357	13,428	9,444
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	6,084	6,184
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,865	1,908
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20465	7,731	8,019
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.738% 20355,7	7,598	7,971
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	7,166
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20377	12,032	6,721
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.617% 20367	6,200	5,771
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.585% 20367	7,853	4,790
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,684	4,777
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.297% 20357	2,735	2,318
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.264% 20377	3,452	2,262
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.32% 20357	4,971	4,533
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.357% 20377	7,270	3,850
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20115	750	750
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	2,124	2,141
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	3,658	2,259
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,202	2,042
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.677% 20367	1,812	1,462
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.867% 20367	2,184	1,417
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 20153	709	711
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.619% 20315,7	16,118	268
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	212	217
		3,133,173

CONSUMER DISCRETIONARY — 4.16%
Virgin Media Finance PLC, Series 1, 9.50% 2016	86,065	97,253
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,724
Virgin Media Finance PLC 8.375% 20195	41,674	46,779
Virgin Media Secured Finance PLC 5.25% 20215	8,225	8,887
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20125	10,425	10,894
Charter Communications Operating, LLC, Term Loan B, 7.25% 20146,7,8	189	189
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	24,550	27,189
Charter Communications, Inc. 13.50% 2016	24,238	28,722
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	40,386
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	28,250	30,510
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,450
Univision Communications Inc., Term Loan, 4.437% 20176,7,8	95,154	90,320
Univision Communications Inc. 6.875% 20195	10,000	9,975
Univision Communications Inc. 8.50% 20215	42,120	41,909
Allison Transmission Holdings, Inc., Term Loan B, 2.94% 20146,7,8	107,966	105,695
Allison Transmission Holdings, Inc. 11.00% 20155	34,070	36,497
MGM Resorts International 6.75% 2012	32,010	32,730
MGM Resorts International 6.75% 2013	19,860	20,158
MGM Resorts International 13.00% 2013	10,725	12,843
MGM Resorts International 5.875% 2014	26,475	26,078
MGM Resorts International 10.375% 2014	1,675	1,922
MGM Resorts International 7.50% 2016	4,000	3,920
MGM Resorts International 11.125% 2017	2,950	3,415
MGM Resorts International 9.00% 2020	5,150	5,755
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20166,7,8	14,118	14,157
Toys “R” Us-Delaware, Inc. 7.375% 20165	3,755	3,886
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	15,184
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	35,906
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20186,7,8	26,875	26,741
Toys “R” Us, Inc. 7.375% 2018	2,750	2,654
Boyd Gaming Corp. 6.75% 2014	10,504	10,517
Boyd Gaming Corp. 7.125% 2016	5,885	5,532
Boyd Gaming Corp. 9.125% 20185	77,375	80,180
DISH DBS Corp 7.875% 2019	1,425	1,573
DISH DBS Corp 6.75% 20215	82,975	86,087
Time Warner Cable Inc. 6.20% 2013	1,600	1,754
Time Warner Cable Inc. 7.50% 2014	10,400	12,014
Time Warner Cable Inc. 3.50% 2015	2,000	2,110
Time Warner Cable Inc. 6.75% 2018	22,500	26,835
Time Warner Cable Inc. 5.00% 2020	19,000	20,459
Time Warner Cable Inc. 4.125% 2021	17,800	17,796
Limited Brands, Inc. 5.25% 2014	1,585	1,676
Limited Brands, Inc. 8.50% 2019	20,500	23,677
Limited Brands, Inc. 7.00% 2020	22,315	23,821
Limited Brands, Inc. 6.625% 2021	22,440	23,338
Comcast Corp. 5.90% 2016	10,000	11,600
Comcast Corp. 6.30% 2017	3,000	3,557
Comcast Corp. 6.45% 2037	35,800	39,900
Comcast Corp. 6.95% 2037	10,275	12,097
Comcast Corp. 6.40% 2040	3,700	4,152
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,875	66,909
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,849
CSC Holdings, Inc., Series B, 6.75% 2012	400	412
CSC Holdings, Inc. 8.50% 2014	14,975	16,772
CSC Holdings, Inc. 8.50% 2015	2,000	2,170
Cablevision Systems Corp. 8.625% 2017	10,000	11,100
CSC Holdings, Inc. 8.625% 2019	14,375	16,567
Cablevision Systems Corp. 8.00% 2020	20,000	22,000
Cinemark USA, Inc., Term Loan, 3.44% 20166,7,8	3,621	3,642
Cinemark USA, Inc. 8.625% 2019	58,375	64,067
Michaels Stores, Inc., Term Loan B1, 2.50% 20136,7,8	20,139	19,825
Michaels Stores, Inc. 0%/13.00% 201610	16,070	16,833
Michaels Stores, Inc., Term Loan B2, 4.75% 20166,7,8	3,727	3,713
Michaels Stores, Inc. 7.75% 20185	25,500	25,628
J.C. Penney Co., Inc. 9.00% 2012	12,006	12,906
J.C. Penney Co., Inc., Series A, 6.875% 2015	4,005	4,416
J.C. Penney Co., Inc. 7.65% 2016	12,500	14,078
J.C. Penney Co., Inc. 5.75% 2018	19,293	19,824
J.C. Penney Co., Inc. 5.65% 2020	6,453	6,421
Neiman Marcus Group, Inc. 10.375% 2015	20,400	21,471
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20186,7,8	35,820	35,356
Time Warner Inc. 5.875% 2016	19,985	23,150
Time Warner Companies, Inc. 7.25% 2017	1,500	1,844
Time Warner Inc. 4.75% 2021	19,000	20,010
Time Warner Inc. 6.25% 2041	9,000	9,783
Macy’s Retail Holdings, Inc. 8.125% 20157	34,040	40,754
Federated Department Stores, Inc. 6.79% 2027	8,995	10,122
AMC Entertainment Inc. 8.75% 2019	42,400	45,262
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	4,000	4,470
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	35,510	39,416
News America Inc. 5.30% 2014	20,000	22,100
News America Holdings Inc. 8.00% 2016	1,000	1,204
News America Inc. 4.50% 20215	3,750	3,756
News America Inc. 6.65% 2037	3,650	3,841
News America Inc. 6.15% 20415	12,150	12,163
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20176,7,8	35,624	35,680
Burlington Coat Factory Warehouse Corp. 10.00% 20195	3,700	3,728
Home Depot, Inc. 5.40% 2016	4,819	5,509
Home Depot, Inc. 5.875% 2036	5,000	5,441
Home Depot, Inc. 5.95% 2041	25,000	27,248
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	32,300	35,449
Vidéotron Ltée 6.875% 2014	4,347	4,418
Vidéotron Ltée 6.375% 2015	4,905	5,064
Quebecor Media Inc. 7.75% 2016	24,450	25,428
Cox Communications, Inc. 5.45% 2014	5,000	5,607
Cox Communications, Inc. 5.875% 20165	25,000	28,735
Technical Olympic USA, Inc. 9.00% 20103,9	10,675	7,013
Technical Olympic USA, Inc. 9.00% 20103,9	7,815	5,134
Technical Olympic USA, Inc. 9.25% 20113,5,9	33,175	21,796
Marina District Finance Co., Inc. 9.50% 2015	32,000	33,600
Revel Entertainment, Term Loan B, 9.00% 20186,7,8	34,100	32,432
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,874
Marriott International, Inc., Series I, 6.375% 2017	19,500	22,808
Target Corp. 6.00% 2018	24,500	28,973
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	14,222
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,110
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	6,003
Burger King Corp. 9.875% 2018	12,500	13,719
Burger King Corp 0%/11.00% 20195,10	23,475	14,144
CityCenter Holdings, LLC 7.625% 20165	19,700	20,685
CityCenter Holdings, LLC 11.50% 20175,11	6,334	6,804
PETCO Animal Supplies, Inc. 9.25% 20185	24,875	26,989
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,445
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,050
NBC Universal, Inc. 2.10% 20145	3,000	3,064
NBC Universal, Inc. 2.875% 20165	10,000	10,215
NBC Universal, Inc. 5.15% 20205	3,500	3,814
NBC Universal, Inc. 4.375% 20215	4,750	4,865
NBC Universal, Inc. 6.40% 20405	1,350	1,495
NBC Universal, Inc. 5.95% 20415	2,650	2,794
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	25,772
Regal Cinemas Corp. 8.625% 2019	23,550	25,434
LBI Media, Inc. 8.50% 20175	32,174	25,297
Tower Automotive Holdings 10.625% 20175	22,924	24,758
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	22,541
ONO Finance II PLC 10.875% 20195	21,205	22,212
Volkswagen International Finance NV 1.625% 20135	10,000	10,109
Volkswagen International Finance NV 0.856% 20145,7	10,000	10,040
Warner Music Group 9.50% 20165	925	986
Warner Music Group 9.50% 2016	250	267
Warner Music Group 11.50% 20185	17,100	17,228
UPC Germany GmbH 8.125% 20175	15,800	17,064
Bon-Ton Department Stores, Inc. 10.25% 2014	15,550	15,589
Needle Merger Sub Corp. 8.125% 20195	15,220	15,448
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,701
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,517
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,378
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	5,967
Staples, Inc. 9.75% 2014	11,875	14,135
Clear Channel Communications, Inc. 5.00% 2012	13,705	13,774
Kabel BW Erste Beteiligu 7.50% 20195	12,500	12,938
Fox Acquisition LLC 13.375% 20165	11,690	12,917
Seminole Tribe of Florida 6.535% 20205,6	10,000	9,655
Seminole Tribe of Florida 7.804% 20205,6	3,095	3,084
Local T.V. Finance LLC 10.00% 20155,7,11	12,473	12,504
Tenneco Inc. 6.875% 2020	11,300	11,752
Thomson Reuters Corp. 5.95% 2013	3,625	3,957
Thomson Reuters Corp. 6.50% 2018	5,900	7,049
Chrysler Group, Term Loan B, 6.00% 20176,7,8	11,250	10,969
Dollar General Corp., Term Loan B2, 2.937% 20146,7,8	4,268	4,269
Dollar General Corp. 11.875% 20177,11	5,853	6,672
Lear Corp. 7.875% 2018	10,000	10,838
Gray Television, Inc. 10.50% 2015	10,235	10,670
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,390	10,663
Academy, Ltd., Term Loan B, 6.00% 20186,7,8	10,000	10,005
American Axle & Manufacturing Holdings, Inc. 9.25% 20175	8,999	9,978
Hanesbrands Inc., Series B, 3.77% 20147	2,005	2,010
Hanesbrands Inc. 8.00% 2016	2,600	2,870
Hanesbrands Inc. 6.375% 2020	5,000	5,000
Meritage Corp. 7.731% 20175	9,500	8,906
Marks and Spencer Group PLC 6.25% 20175	7,000	7,621
Marks and Spencer Group PLC 7.125% 20375	1,000	1,004
Allbritton Communications Co. 8.00% 2018	8,000	8,260
Seneca Gaming Corp. 8.25% 20185	7,925	8,242
Kohl’s Corp. 6.25% 2017	6,450	7,746
Libbey Glass Inc. 10.00% 2015	6,749	7,356
Jarden Corp. 8.00% 2016	5,725	6,240
Lowe’s Companies, Inc. 3.75% 2021	3,000	3,054
Lowe’s Companies, Inc. 5.80% 2040	2,700	2,987
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,400	6,021
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20175	5,250	5,611
Radio One, Inc., Term Loan B, 7.50% 20166,7,8	5,172	5,196
Cumulus Media Inc., Term Loan, 4.50% 20196,7,8	3,750	3,772
Dynacast International Ltd. 9.25% 20195	2,825	2,906
Jaguar Land Rover PLC 8.125% 20215	2,800	2,849
Walt Disney Co. 5.625% 2016	2,000	2,367
Ford Motor Co. 9.50% 2011	1,000	1,010
		2,864,757

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.64%
U.S. Treasury 1.125% 2011	32,585	32,699
U.S. Treasury 4.50% 2011	16,165	16,397
U.S. Treasury 4.625% 2011	167,750	170,833
U.S. Treasury 0.625% 2012	39,075	39,200
U.S. Treasury 0.625% 2012	17,150	17,227
U.S. Treasury 0.75% 2013	1,500	1,512
U.S. Treasury 1.125% 2013	90,000	91,291
U.S. Treasury 1.375% 2013	245,375	249,900
U.S. Treasury 1.50% 2013	40,000	41,044
U.S. Treasury 1.875% 201312	30,753	32,801
U.S. Treasury 2.75% 2013	109,500	115,300
U.S. Treasury 3.50% 2013	92,125	97,437
U.S. Treasury 1.875% 2014	10,555	10,952
U.S. Treasury 1.375% 2015	25,250	25,562
U.S. Treasury 1.875% 201512	44,139	49,447
U.S. Treasury 1.50% 2016	152,000	153,175
U.S. Treasury 1.50% 2016	30,500	30,688
U.S. Treasury 2.125% 2016	50,000	52,101
U.S. Treasury 3.25% 2016	18,395	20,104
U.S. Treasury 4.50% 2016	39,675	45,594
U.S. Treasury 7.50% 2016	20,000	26,212
U.S. Treasury 2.50% 2017	25,800	26,939
U.S. Treasury 2.375% 2018	5,500	5,614
U.S. Treasury 3.50% 2018	22,650	24,876
U.S. Treasury 8.75% 2020	20,050	30,097
U.S. Treasury 0.625% 202112	17,542	18,008
U.S. Treasury 6.25% 2023	135,000	176,926
U.S. Treasury 6.00% 2026	20,000	25,814
U.S. Treasury 6.75% 2026	12,572	17,394
U.S. Treasury 4.50% 2036	164,185	176,745
U.S. Treasury 4.25% 2039	9,025	9,238
U.S. Treasury 4.375% 2039	14,000	14,613
U.S. Treasury 3.875% 2040	18,500	17,687
U.S. Treasury 4.25% 2040	2,600	2,651
U.S. Treasury 4.375% 2040	16,700	17,409
U.S. Treasury 4.625% 2040	231,945	252,159
U.S. Treasury 4.75% 2041	152,800	169,290
Fannie Mae 1.00% 2013	6,850	6,915
Fannie Mae 6.25% 2029	32,000	40,143
Freddie Mac 1.125% 2012	35,125	35,426
Freddie Mac 1.75% 2015	3,500	3,561
CoBank ACB 7.875% 20185	10,000	11,669
CoBank ACB 0.847% 20225,7	8,315	7,460
Federal Home Loan Bank 0.096% 20117	14,200	14,202
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,519
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,712
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,642
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,287
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,933
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	11,101
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	6,975	7,139
Tennessee Valley Authority, Series A, 3.875% 2021	850	897
		2,506,542

TELECOMMUNICATION SERVICES — 2.04%
Sprint Capital Corp. 8.375% 2012	10,775	11,233
Nextel Communications, Inc., Series E, 6.875% 2013	76,000	76,713
Nextel Communications, Inc., Series F, 5.95% 2014	46,560	46,938
Nextel Communications, Inc., Series D, 7.375% 2015	186,970	187,905
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20155	54,780	56,218
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20155	46,210	47,423
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	38,045	38,093
Wind Acquisition SA 11.75% 20175	90,685	101,000
Wind Acquisition SA 7.25% 20185	34,055	34,055
Verizon Communications Inc. 5.55% 2014	37,250	41,157
Verizon Communications Inc. 4.90% 2015	3,560	4,009
Verizon Communications Inc. 3.00% 2016	17,000	17,743
Verizon Communications Inc. 5.50% 2017	3,000	3,470
Verizon Communications Inc. 8.75% 2018	17,000	22,824
Verizon Communications Inc. 6.00% 2041	36,200	39,895
Vodafone Group PLC, Term Loan, 6.875% 20153,6,8,11	64,579	66,839
Vodafone Group PLC, Term Loan B, 6.25% 20163,6,8,11	27,525	27,800
LightSquared, Term Loan B, 12.00% 20146,8,11	92,574	84,975
Crown Castle International Corp. 9.00% 2015	33,850	37,235
Crown Castle International Corp. 7.75% 20175	9,950	10,933
Crown Castle International Corp. 7.125% 2019	19,000	20,354
Frontier Communications Corp. 7.875% 2015	18,475	20,184
Frontier Communications Corp. 8.25% 2017	23,675	26,102
Frontier Communications Corp. 8.50% 2020	6,950	7,662
Frontier Communications Corp. 8.75% 2022	4,400	4,851
AT&T Wireless Services, Inc. 8.125% 2012	11,935	12,589
AT&T Inc. 4.95% 2013	28,750	30,441
SBC Communications Inc. 5.10% 2014	3,500	3,879
SBC Communications Inc. 5.625% 2016	10,000	11,541
Cricket Communications, Inc. 10.00% 2015	5,895	6,396
Cricket Communications, Inc. 7.75% 2016	48,490	51,945
American Tower Corp. 4.625% 2015	10,000	10,752
American Tower Corp. 7.00% 2017	12,431	14,675
American Tower Corp. 7.25% 2019	24,050	28,650
Level 3 Financing, Inc. 9.25% 2014	2,582	2,668
Level 3 Escrow Inc. 8.125% 20195	36,975	37,345
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,070
Telecom Italia Capital SA 5.25% 2015	14,000	14,018
Telecom Italia Capital SA 6.999% 2018	16,500	17,413
Telecom Italia Capital SA 7.175% 2019	2,000	2,120
Telecom Italia Capital SA 6.00% 2034	1,815	1,573
Trilogy International Partners, LLC, 10.25% 20165	22,150	22,482
tw telecom holdings inc. 8.00% 2018	20,000	21,550
Telefónica Emisiones, SAU 3.729% 2015	3,050	3,067
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,053
Telefónica Emisiones, SAU 5.134% 2020	7,950	7,870
SBA Telecommunications, Inc. 8.00% 2016	16,675	17,905
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,944
Sorenson Communications 10.50% 20155	15,525	10,712
Syniverse Holdings, Inc. 9.125% 20195	7,800	8,200
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,393
Intelsat Jackson Holding Co. 8.50% 2019	3,500	3,754
		1,406,616

INDUSTRIALS — 1.95%
Continental Airlines, Inc. 8.75% 2011	19,725	20,046
United Air Lines, Inc., Term Loan B, 2.188% 20146,7,8	21,738	20,842
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	4,970	5,054
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20176	2,194	2,210
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20186	642	629
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20186	283	285
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	13,956	14,828
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	2,752	2,927
United Air Lines, Inc., Series 1996-A2, 7.87% 20193,6,9	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20196	407	411
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	14,312	15,135
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20206	506	498
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20206	9,317	9,293
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20216	657	705
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20215,6	4,758	4,568
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20216	2,129	2,132
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	3,612	3,820
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	11,073	11,018
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	2,870	3,101
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	5,327	5,800
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	4,440	4,551
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20246	10,494	10,567
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20146,7,8	6,939	5,714
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.187% 20146,7,8	113,114	93,150
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,7,8	22,418	22,346
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	3,570	2,695
Hawker Beechcraft Acquisition Co., LLC 8.875% 20157,11	14,057	10,613
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	848
Northwest Airlines, Inc., Term Loan B, 3.75% 20136,7,8	3,631	3,531
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	43,595	44,739
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20155,6	12,500	12,000
Northwest Airlines, Inc., Term Loan A, 2.00% 20186,7,8	49,636	45,541
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	22,480	22,761
US Investigations Services, Inc., Term Loan B, 2.997% 20156,7,8	14,627	14,335
US Investigations Services, Inc., Term Loan B, 7.75% 20156,7,8	20,663	20,749
US Investigations Services, Inc. 10.50% 20155	49,850	51,595
US Investigations Services, Inc. 11.75% 20165	19,814	20,706
Ply Gem Industries, Inc. 13.125% 2014	6,262	6,466
Ply Gem Industries, Inc. 8.25% 20185	71,500	68,640
CEVA Group PLC, Bridge Loan, 9.75% 20153,6,7,8	32,191	28,167
CEVA Group PLC 11.625% 20165	2,450	2,683
CEVA Group PLC 8.375% 20175	9,050	9,197
CEVA Group PLC 11.50% 20185	24,505	25,914
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	63,695	64,650
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	30,201
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	17,046	19,901
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,6,8	12,000	13,080
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20185	1,000	1,065
General Electric Capital Corp. 0.876% 20147	35,000	34,818
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,067
General Electric Co. 5.25% 2017	11,250	12,692
Ashtead Capital, Inc. 9.00% 20165	46,185	48,263
ARAMARK Corp. 3.773% 20157	12,786	12,626
ARAMARK Corp. 8.50% 2015	28,450	29,730
ARAMARK Corp. 8.625% 20165,11	2,000	2,070
AMR Corp. 9.00% 2012	11,000	11,316
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	17,138	17,277
AMR Corp. 9.00% 2016	2,000	1,960
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	6,042	5,045
AMR Corp. 10.00% 2021	3,000	2,662
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20226	5,610	4,691
TransDigm Inc. 7.75% 20185	36,395	38,943
Nortek Inc. 10.00% 20185	22,255	22,756
Nortek Inc. 8.50% 20215	15,135	14,189
Esterline Technologies Corp. 6.625% 2017	13,025	13,627
Esterline Technologies Corp. 7.00% 2020	16,545	17,620
Union Pacific Corp. 5.125% 2014	15,325	16,865
Union Pacific Corp. 5.75% 2017	2,065	2,424
Union Pacific Corp. 5.70% 2018	8,000	9,315
RailAmerica, Inc. 9.25% 2017	23,149	25,580
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	15,849
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,189
Kansas City Southern Railway Co. 13.00% 2013	5,599	6,530
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,620
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	11,127
Iron Mountain Inc. 8.375% 2021	15,000	16,125
Honeywell International Inc. 3.875% 2014	13,605	14,687
Euramax International, Inc. 9.50% 20165	13,825	12,926
Florida East Coast Railway 8.125% 20175	12,075	12,739
Sequa Corp., Term Loan B, 3.50% 20146,7,8	11,596	11,429
USG Corp. 9.75% 20187	10,500	10,159
Norfolk Southern Corp. 5.75% 2016	6,710	7,740
Norfolk Southern Corp. 5.75% 2018	2,000	2,313
CSX Corp. 5.75% 2013	4,960	5,334
CSX Corp. 6.25% 2015	3,460	4,012
Atlas Copco AB 5.60% 20175	7,405	8,422
H&E Equipment Services, Inc. 8.375% 2016	7,800	8,092
Allied Waste North America, Inc. 6.875% 2017	7,250	7,849
Volvo Treasury AB 5.95% 20155	5,835	6,536
Odebrecht Finance Ltd 7.00% 2020	2,750	3,039
Odebrecht Finance Ltd 6.00% 20235	3,100	3,162
RBS Global, Inc. and Rexnord LLC 11.75% 2016	550	584
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,900	5,316
ERAC USA Finance Co. 5.25% 20205	5,000	5,444
Lockheed Martin Corp. 4.121% 2013	5,000	5,275
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	1,965	1,911
Navios Maritime Holdings Inc. 8.125% 20195	2,775	2,588
John Deere Capital Corp. 5.40% 2011	2,000	2,021
John Deere Capital Corp., Series D, 5.75% 2018	1,000	1,178
Koninklijke Philips Electronics NV 5.75% 2018	2,720	3,120
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,115	1,161
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 2021	1,700	1,764
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,320
		1,345,804

INFORMATION TECHNOLOGY — 1.92%
First Data Corp., Term Loan B2, 2.937% 20146,7,8	100,352	93,578
First Data Corp. 9.875% 2015	22,241	22,575
First Data Corp. 9.875% 2015	320	326
First Data Corp. 10.55% 201511	12,961	13,077
First Data Corp. 11.25% 2016	179,000	177,210
First Data Corp. 7.375% 20195	25,075	25,388
First Data Corp. 8.875% 20205	7,300	7,848
First Data Corp. 8.25% 20215	69,847	68,799
First Data Corp. 12.625% 20215	90,936	96,847
First Data Corp. 8.75% 20225,7,11	111,971	110,291
Freescale Semiconductor, Inc., Term Loan, 4.436% 20166,7,8	21,718	21,625
Freescale Semiconductor, Inc. 10.125% 2016	45,275	48,784
Freescale Semiconductor, Inc. 9.25% 20185	18,000	19,710
Freescale Semiconductor, Inc. 10.125% 20185	30,370	34,014
SRA International, Inc., Term Loan B, 6.50% 20186,7,8	69,645	67,530
Sterling Merger Inc. 11.00% 20195	45,785	47,960
NXP BV and NXP Funding LLC 2.999% 20137	10,298	10,330
NXP BV and NXP Funding LLC 10.00% 20134	37,639	42,908
NXP BV and NXP Funding LLC 9.50% 2015	16,705	17,666
NXP BV and NXP Funding LLC 9.75% 20185	37,395	42,163
Cisco Systems, Inc. 0.499% 20147	10,000	10,040
Cisco Systems, Inc. 2.90% 2014	10,000	10,596
Cisco Systems, Inc. 3.15% 2017	10,000	10,438
Cisco Systems, Inc. 4.95% 2019	20,000	22,386
SunGard Data Systems Inc. 7.375% 2018	28,000	28,560
SunGard Data Systems Inc. 7.625% 2020	23,165	23,686
International Business Machines Corp. 1.95% 2016	10,000	10,036
International Business Machines Corp. 2.00% 2016	35,000	35,531
Jabil Circuit, Inc. 8.25% 2018	29,225	33,682
Jabil Circuit, Inc. 5.625% 2020	11,150	11,039
Sanmina-SCI Corp. 2.997% 20145,7	23,750	23,691
Sanmina-SCI Corp. 8.125% 2016	16,026	16,807
EH Holding Corp. 6.50% 20195	29,550	30,547
EH Holding Corp. 7.625% 20215	5,325	5,511
Ceridian Corp. 11.25% 2015	28,425	28,994
Advanced Micro Devices, Inc. 8.125% 2017	13,750	14,678
Advanced Micro Devices, Inc. 7.75% 2020	6,250	6,609
National Semiconductor Corp. 6.15% 2012	15,000	15,668
Serena Software, Inc. 10.375% 2016	13,430	14,118
		1,321,246

HEALTH CARE — 1.57%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	44,520	46,412
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	63,540	67,988
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	23,615	25,268
VWR Funding, Inc., Series B, 10.25% 20157,11	79,476	84,045
PTS Acquisition Corp. 9.50% 20157,11	73,796	75,641
Tenet Healthcare Corp. 7.375% 2013	32,447	33,583
Tenet Healthcare Corp. 9.25% 2015	22,805	25,028
Quintiles, Term Loan B, 5.00% 20186,7,8	58,065	57,920
Pfizer Inc 4.45% 2012	13,000	13,327
Pfizer Inc 5.35% 2015	20,000	22,804
Pfizer Inc 6.20% 2019	5,000	6,071
Pfizer Inc 7.20% 2039	10,500	13,992
Boston Scientific Corp. 6.40% 2016	21,735	25,332
Boston Scientific Corp. 6.00% 2020	23,580	26,918
Novartis Capital Corp. 4.125% 2014	17,250	18,685
Novartis Capital Corp. 2.90% 2015	14,000	14,847
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,210
Roche Holdings Inc. 6.00% 20195	20,750	24,752
Roche Holdings Inc. 7.00% 20395	12,000	15,482
HCA Inc., Term Loan B1, 2.496% 20136,7,8	8,608	8,541
HCA Inc. 6.375% 2015	2,400	2,460
HCA Inc. 9.25% 2016	5,480	5,874
HCA Inc. 9.625% 20167,11	3,000	3,217
HCA Inc., Term Loan B2, 3.496% 20176,7,8	6,292	6,151
HCA Inc. 7.50% 2022	11,615	11,818
Symbion Inc 8.00% 20165	36,855	36,026
Grifols Inc 8.25% 20185	29,125	30,800
Alkermes, Inc., Term Loan B, 6.75% 20176,7,8	18,585	18,666
Alkermes, Inc., Term Loan B, 9.50% 20186,7,8	9,535	9,678
Abbott Laboratories 2.70% 2015	10,000	10,542
Abbott Laboratories 5.125% 2019	14,000	15,881
HealthSouth Corp. 10.75% 2016	24,402	25,866
inVentiv Health Inc. 10.00% 20185	24,055	23,574
Merge Healthcare Inc 11.75% 2015	18,410	19,883
Merge Healthcare Inc. 11.75% 20155	3,205	3,461
Express Scripts Inc. 3.125% 2016	11,894	12,166
Express Scripts Inc. 7.25% 2019	8,985	10,866
Patheon Inc. 8.625% 20175	22,596	22,793
Sanofi-aventis SA 0.446% 20137	10,000	10,034
Sanofi-aventis SA 0.556% 20147	7,500	7,542
Centene Corp. 5.75% 2017	17,215	17,172
Surgical Care Affiliates, Inc. 8.875% 20155,7,11	6,591	6,839
Surgical Care Affiliates, Inc. 10.00% 20175	9,500	9,785
UnitedHealth Group Inc. 6.00% 2017	12,430	14,522
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,521
Multiplan Inc. 9.875% 20185	12,680	13,663
Endo Pharmaceuticals Holdings Inc. 7.00% 20195	2,450	2,579
Endo Pharmaceuticals Holdings Inc. 7.00% 20205	8,850	9,270
Cardinal Health, Inc. 5.80% 2016	10,000	11,513
WellPoint, Inc. 6.00% 2014	10,000	11,161
McKesson Corp. 3.25% 2016	6,525	6,891
McKesson Corp. 4.75% 2021	3,475	3,785
Bausch & Lomb Inc. 9.875% 2015	9,175	9,748
Coventry Health Care, Inc. 6.30% 2014	8,370	9,248
Rotech Healthcare Inc. 10.50% 2018	7,195	7,105
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,460
Biogen Idec Inc. 6.00% 2013	6,000	6,412
Accellent Inc. 8.375% 2017	5,900	6,151
Vanguard Health Systems Inc. 0% 2016	3,877	2,598
ConvaTec Healthcare 10.50% 20185	1,455	1,506
		1,082,073

ENERGY — 1.29%
Petroplus Finance Ltd. 6.75% 20145	23,865	23,328
Petroplus Finance Ltd. 7.00% 20175	52,675	49,251
Petroplus Finance Ltd. 9.375% 20195	32,920	33,332
Ras Laffan Liquefied Natural Gas III 5.50% 20145	2,400	2,655
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20145,6	7,493	8,243
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20146	1,680	1,848
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,715
Ras Laffan Liquefied Natural Gas III 6.75% 20195	1,000	1,179
Ras Laffan Liquefied Natural Gas II 5.298% 20205,6	32,121	34,691
Ras Laffan Liquefied Natural Gas III 5.838% 20275,6	45,650	47,704
TransCanada PipeLines Ltd. 7.125% 2019	12,130	15,210
TransCanada PipeLines Ltd. 7.625% 2039	10,750	14,112
TransCanada PipeLines Ltd., junior subordinated 6.35% 20677	61,150	62,711
Anadarko Petroleum Corp. 5.95% 2016	10,500	12,119
Anadarko Petroleum Corp. 6.375% 2017	5,500	6,492
Anadarko Petroleum Corp. 8.70% 2019	31,625	41,523
Anadarko Petroleum Corp. 6.20% 2040	4,000	4,273
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,523
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,409
Kinder Morgan Energy Partners LP 3.50% 2016	33,950	35,615
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,401
Kinder Morgan Energy Partners LP 9.00% 2019	1,660	2,174
Kinder Morgan Energy Partners LP 5.30% 2020	2,750	2,999
Kinder Morgan Energy Partners LP 6.375% 2041	2,500	2,709
Shell International Finance BV 1.875% 2013	10,000	10,235
Shell International Finance BV 4.00% 2014	24,500	26,489
Shell International Finance BV 4.30% 2019	9,000	9,772
Shell International Finance BV 6.375% 2038	5,500	6,839
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,195
Enbridge Energy Partners, LP 9.875% 2019	12,000	16,214
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,548
Enbridge Energy Partners, LP, junior subordinated 8.05% 20777	10,500	11,568
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,022
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	8,702
Williams Partners L.P. 4.125% 2020	6,500	6,508
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	5,460	5,979
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	1,750	1,918
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20185,6	29,750	30,419
Enterprise Products Operating LLC 5.65% 2013	10,000	10,708
Enterprise Products Operating LLC 5.20% 2020	11,250	12,324
Enterprise Products Operating LLC 7.00% 20677	4,830	4,871
Gazprom OJSC 5.092% 20155	6,255	6,646
Gazprom OJSC 6.51% 20225	4,700	5,147
Gazprom OJSC 7.288% 2037	6,000	6,713
Gazprom OJSC 7.288% 20375	4,650	5,202
StatoilHydro ASA 3.875% 2014	10,000	10,786
Statoil ASA 3.125% 2017	10,000	10,553
StatoilHydro ASA 5.25% 2019	2,000	2,274
Enbridge Inc. 5.60% 2017	20,067	23,099
Arch Coal, Inc. 7.00% 20195	21,350	22,471
Spectra Energy Partners, LP 2.95% 2016	3,750	3,816
Spectra Energy Partners 4.60% 2021	15,730	16,172
Woodside Finance Ltd. 4.60% 20215	17,685	17,951
Alpha Natural Resources, Inc. 6.00% 2019	11,125	11,528
Alpha Natural Resources, Inc. 6.25% 2021	5,600	5,824
Husky Energy Inc. 5.90% 2014	5,000	5,601
Husky Energy Inc. 7.25% 2019	2,655	3,274
Husky Energy Inc. 6.80% 2037	5,675	6,663
Total Capital SA 3.00% 2015	11,500	12,184
Total Capital SA 3.125% 2015	1,200	1,275
Total Capital SA 4.45% 2020	1,000	1,087
Cenovus Energy Inc. 4.50% 2014	12,000	13,156
Laredo Petroleum, Inc. 9.50% 20195	10,850	11,582
Williams Companies, Inc. 8.75% 2032	7,799	10,269
Energy Transfer Partners, LP 7.50% 2020	9,500	10,213
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20215,6	8,660	9,223
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,590
Pemex Project Funding Master Trust 5.75% 2018	4,500	5,020
Pemex Project Funding Master Trust 6.50% 20415	2,125	2,259
BG Energy Capital PLC 2.50% 20155	7,000	7,197
Chevron Corp. 3.95% 2014	500	541
Chevron Corp. 4.95% 2019	4,550	5,221
General Maritime Corp. 12.00% 2017	8,500	5,525
Reliance Holdings Ltd. 4.50% 20205	1,260	1,209
Reliance Holdings Ltd. 6.25% 20405	2,250	2,208
PTT Exploration & Production Ltd 5.692% 20215	2,830	2,955
XTO Energy Inc. 5.50% 2018	2,500	2,942
Petrobras International 5.375% 2021	2,500	2,675
Devon Financing Corp. ULC 7.875% 2031	1,250	1,657
		891,235

CONSUMER STAPLES — 1.06%
Altria Group, Inc. 9.70% 2018	18,000	24,295
Altria Group, Inc. 9.25% 2019	54,890	73,363
Altria Group, Inc. 9.95% 2038	23,500	34,429
Anheuser-Busch InBev NV 2.50% 2013	5,000	5,136
Anheuser-Busch InBev NV 0.609% 20147	17,795	17,868
Anheuser-Busch InBev NV 3.625% 2015	23,500	25,341
Anheuser-Busch InBev NV 4.125% 2015	14,950	16,294
Anheuser-Busch InBev NV 7.75% 2019	25,000	32,626
Anheuser-Busch InBev NV 5.375% 2020	4,950	5,703
SUPERVALU INC. 7.50% 2012	3,323	3,468
Albertson’s, Inc. 7.25% 2013	14,122	14,652
SUPERVALU INC. 7.50% 2014	11,000	11,261
SUPERVALU INC. 8.00% 2016	38,335	39,964
Albertson’s, Inc. 7.45% 2029	2,000	1,670
Albertson’s, Inc. 8.00% 2031	7,205	6,250
PepsiCo, Inc. 3.10% 2015	15,000	15,921
PepsiCo, Inc. 2.50% 2016	12,000	12,364
PepsiCo, Inc. 7.90% 2018	15,000	19,778
PepsiCo, Inc. 4.875% 2040	2,000	2,048
Rite Aid Corp. 9.75% 2016	10,000	11,125
Rite Aid Corp. 10.375% 2016	2,125	2,295
Rite Aid Corp. 10.25% 2019	13,790	15,376
Rite Aid Corp. 8.00% 2020	11,450	12,738
Wal-Mart Stores, Inc. 2.875% 2015	15,000	15,836
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,605
Wal-Mart Stores, Inc. 3.25% 2020	10,010	10,051
Wal-Mart Stores, Inc. 4.875% 2040	3,000	2,992
Stater Bros. Holdings Inc. 7.75% 2015	19,250	20,092
Stater Bros. Holdings Inc. 7.375% 20185	8,575	8,950
Constellation Brands, Inc. 8.375% 2014	3,675	4,235
Constellation Brands, Inc. 7.25% 2017	21,000	23,100
Wesfarmers Ltd. 6.998% 20135	25,000	27,243
Coca-Cola Co. 1.50% 2015	15,000	15,085
Coca-Cola Co. 3.15% 2020	6,700	6,658
Tyson Foods, Inc. 10.50% 2014	6,050	7,245
Tyson Foods, Inc. 6.85% 20167	11,500	12,866
Delhaize Group 6.50% 2017	3,850	4,544
Delhaize Group 5.70% 2040	15,691	15,509
Unilever Capital Corp. 3.65% 2014	17,500	18,737
Procter & Gamble Co. 3.50% 2015	17,250	18,636
General Mills, Inc. 0.611% 20147	18,500	18,562
Kroger Co. 6.40% 2017	8,250	9,887
Kroger Co. 6.80% 2018	4,045	4,911
Diageo Capital PLC 5.50% 2016	11,161	12,846
British American Tobacco International Finance PLC 9.50% 20185	8,705	11,784
Kimberly-Clark Corp. 7.50% 2018	9,000	11,600
Tesco PLC 5.50% 20175	9,000	10,384
Safeway Inc. 5.00% 2019	3,000	3,230
Safeway Inc. 3.95% 2020	5,310	5,351
Smithfield Foods, Inc., Series B, 7.75% 2013	1,495	1,630
Smithfield Foods, Inc. 10.00% 2014	2,696	3,164
Spectrum Brands Inc. 9.50% 2018	3,000	3,353
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,321
		726,372

UTILITIES — 0.85%
Edison Mission Energy 7.50% 2013	32,525	32,688
Edison Mission Energy 7.75% 2016	35,300	30,711
Midwest Generation, LLC, Series B, 8.56% 20166	12,995	13,450
Edison Mission Energy 7.00% 2017	19,525	14,937
Edison Mission Energy 7.20% 2019	39,450	29,883
Homer City Funding LLC 8.734% 20266	11,917	10,979
Edison Mission Energy 7.625% 2027	20,850	14,491
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,903
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,843
Sierra Pacific Resources 6.75% 2017	30,555	31,561
NV Energy, Inc 6.25% 2020	17,500	18,921
TXU, Term Loan, 4.768% 20176,7,8	51,017	38,171
Texas Competitive Electric Holdings Co. LLC, 11.50% 20205	18,810	17,493
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	32,966
CMS Energy Corp. 6.25% 2020	20,000	21,924
MidAmerican Energy Co. 5.95% 2017	10,625	12,535
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,416
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,533
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	3,736
AES Corp. 7.75% 2015	10,000	10,850
AES Corp. 8.00% 2017	4,000	4,340
AES Corp. 8.00% 2020	7,000	7,595
AES Corp. 7.375% 20215	10,125	10,492
Electricité de France SA 5.50% 20145	15,000	16,542
Electricité de France SA 6.95% 20395	8,000	9,829
Israel Electric Corp. Ltd. 9.375% 20205	16,215	20,142
Israel Electric Corp. Ltd. 8.10% 20965	4,905	4,884
NRG Energy, Inc. 7.375% 2017	14,400	15,138
NRG Energy, Inc. 8.25% 2020	3,850	3,985
Intergen Power 9.00% 20175	16,000	16,960
CenterPoint Energy Resources Corp. 4.50% 20215	16,130	16,723
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	15,088
E.ON International Finance BV 5.80% 20185	13,000	14,866
Allegheny Energy Supply Co., LLC 8.25% 20125	13,835	14,525
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,368
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,344
Eskom Holdings Ltd. 5.75% 20215	6,820	7,246
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,892
Teco Finance, Inc. 5.15% 2020	5,000	5,443
Xcel Energy Inc. 4.70% 2020	5,000	5,400
AES Panamá, SA 6.35% 20165	4,500	4,894
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20175	4,000	4,400
		588,087

MATERIALS — 0.84%
Reynolds Group 8.50% 20165	15,652	16,396
Reynolds Group 8.75% 20185	21,400	20,651
Reynolds Group 7.125% 20195	14,350	14,027
Reynolds Group 7.875% 20195	29,300	29,776
Reynolds Group 9.00% 20195	2,100	2,100
Reynolds Group 9.875% 20195	19,075	19,290
Georgia Gulf Corp. 10.75% 2016	3,385	3,639
Georgia Gulf Corp. 9.00% 20175	54,565	59,476
ArcelorMittal 3.75% 2015	10,000	10,387
ArcelorMittal 3.75% 2016	6,190	6,378
ArcelorMittal 5.50% 2021	20,000	20,526
ArcelorMittal 6.75% 2041	15,000	15,385
International Paper Co. 7.40% 2014	12,500	14,373
International Paper Co. 7.95% 2018	22,545	27,756
International Paper Co. 7.30% 2039	5,615	6,473
Dow Chemical Co. 7.60% 2014	30,450	35,517
E.I. du Pont de Nemours and Co. 0.667% 20147	35,000	35,224
Nalco Co. 8.25% 2017	17,485	19,758
Nalco Co. 6.625% 20195	12,985	14,641
Ball Corp. 7.125% 2016	12,700	13,986
Ball Corp. 6.75% 2020	9,550	10,266
Ball Corp. 5.75% 2021	8,615	8,723
Teck Resources Ltd. 10.75% 2019	24,000	30,583
Ardagh Packaging Finance 7.375% 20175	9,150	9,493
Ardagh Packaging Finance 11.125% 20185,11	7,915	7,964
Ardagh Packaging Finance 9.125% 20205	8,490	8,999
Graphic Packaging International, Inc. 9.50% 2017	13,150	14,629
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,635
Newpage Corp. 11.375% 2014	16,825	15,227
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	13,170
Owens-Brockway Glass Container Inc. 7.375% 2016	10,000	10,975
MacDermid 9.50% 20175	9,015	9,533
LBI Escrow Corp 8.00% 20175	7,659	8,693
Anglo American Capital PLC 2.15% 20135	8,015	8,133
Smurfit Capital Funding PLC 7.50% 2025	7,125	6,947
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,350	5,852
Packaging Dynamics Corp. 8.75% 20165	5,335	5,522
OMNOVA Solutions Inc. 7.875% 20185	4,000	3,910
Arbermarle Corp. 5.10% 2015	2,570	2,819
Rockwood Specialties Group, Inc. 7.50% 2014	2,065	2,122
Solutia Inc. 8.75% 2017	1,680	1,873
Airgas, Inc. 7.125% 2018	1,250	1,353
Praxair, Inc. 4.375% 2014	1,000	1,085
CEMEX SA 9.25% 20205	979	908
CRH America, Inc. 8.125% 2018	500	600
		576,773

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
Hungarian Government 6.25% 2020	21,310	22,376
Hungarian Government 7.625% 2041	2,830	3,032
Croatian Government 6.75% 20195	14,000	14,807
Croatian Government 6.75% 2019	5,500	5,817
Croatian Government 6.625% 20205	2,000	2,083
Croatian Government 6.375% 20215	1,175	1,193
Polish Government 5.25% 2014	1,500	1,627
Polish Government 6.375% 2019	18,985	21,690
Russian Federation 7.50% 20306	12,344	14,789
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,000	10,538
Province of Ontario, Series 1, 1.875% 2012	10,000	10,190
South Africa (Republic of) 6.875% 2019	2,050	2,478
South Africa (Republic of) 5.50% 2020	3,200	3,548
South Africa (Republic of) 6.25% 2041	3,715	4,096
Brazil (Federal Republic of) Global 6.00% 2017	4,200	4,937
Brazil (Federal Republic of) Global 7.125% 2037	2,000	2,575
State of Qatar 9.75% 2030	4,000	6,140
United Mexican States Government Global, Series A, 6.75% 2034	3,990	4,818
		136,734

ASSET-BACKED OBLIGATIONS6 — 0.16%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	4,002	4,135
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	14,478	15,157
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,642
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,179
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,410
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.317% 20267	3,353	2,653
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.317% 20297	7,067	5,473
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 3.106% 20357	8,237	7,988
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.117% 20357	10,000	7,792
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20135	2,022	2,063
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20145	4,567	4,614
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20355	4,422	4,206
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20355,7	1,145	1,021
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20337	3,455	3,510
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20165	3,000	3,427
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,303	3,308
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,214
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,640	3,085
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.312% 20347	3,634	2,988
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.327% 20377	3,466	2,629
SACO I Trust, Series 2006-12, Class I-A, 0.327% 20367	6,060	2,058
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.287% 20377	15,143	1,116
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	778	779
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.787% 20337	92	76
		109,523

MUNICIPALS — 0.05%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	27,755
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20305	7,500	7,671
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	2,322	2,171
		37,597

MISCELLANEOUS — 0.01%
Other bonds & notes in initial period of acquisition		7,232

Total bonds & notes (cost: $19,994,090,000)		21,000,267

Short-term securities — 4.59%

Fannie Mae 0.09%–0.23% due 8/1/2011–5/1/2012	880,275	879,520
Freddie Mac 0.11%–0.301% due 8/3/2011–5/30/2012	733,405	732,864
Coca-Cola Co. 0.09%–0.16% due 8/22–9/23/20115	281,200	281,172
U.S. Treasury Bills 0.158%–0.242% due 8/25/2011–1/12/2012	220,210	220,122
CAFCO, LLC 0.15%–0.18% due 9/19–10/6/2011	138,000	137,972
Ciesco LLC 0.13%–0.14% due 8/19–8/30/2011	71,200	71,195
Federal Home Loan Bank 0.17%–0.301% due 11/14–12/5/2011	166,180	166,112
Falcon Asset Securitization Co., LLC 0.13% due 8/10/20115	100,000	99,996
JPMorgan Chase & Co. 0.15% due 9/6/2011	64,600	64,585
Straight-A Funding LLC 0.16%–0.17% due 8/4–10/5/20115	112,041	112,014
Merck & Co. Inc. 0.10% due 9/8/20115	72,300	72,294
Federal Farm Credit Banks 0.19%–0.21% due 9/8–9/13/2011	52,800	52,797
Private Export Funding Corp. 0.22% due 11/2/20115	48,800	48,779
Medtronic Inc. 0.12%–0.18% due 8/25–10/6/20115	48,500	48,495
Abbott Laboratories 0.13% due 8/22/20115	40,000	39,998
John Deere Credit Ltd. 0.10% due 8/9/20115	39,000	38,999
Johnson & Johnson 0.20% due 8/29/20115	37,600	37,598
Wal-Mart Stores, Inc. 0.06% due 8/2/20115	24,400	24,400
IBM Corp. 0.06% due 8/8/20115	22,100	22,100
Procter & Gamble Co. 0.17% due 1/5/20125	8,500	8,494

Total short-term securities (cost: $3,159,430,000)		3,159,506

Total investment securities (cost: $63,842,838,000)		68,801,838
Other assets less liabilities		72,652

Net assets		$68,874,490

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Security did not produce income during the last 12 months.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $217,082,000, which represented .32% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$32,892	$42,908	.06%
Atrium Corp.	4/30/2010	163	163	.00
Total restricted securities		$33,055	$43,071	.06%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,835,207,000, which represented 8.47% of the net assets of the fund.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Coupon rate may change periodically.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,375,946,000, which represented 2.00% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Step bond; coupon rate will increase at a later date.
11Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
12Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-906-0911O-S29400

Summary investment portfolio

July 31, 2011

			Percent
		Value	of net
Common stocks - 63.14%	Shares	(000)	assets

Industrials - 8.28%
Waste Management, Inc. (1)	28,115,000	$885,341	1.29
General Electric Co.	48,950,000	876,695	1.27
Lockheed Martin Corp.	9,107,400	689,703	1.00
Schneider Electric SA	2,671,803	388,326	.56
Norfolk Southern Corp.	4,000,000	302,800	.44
United Technologies Corp.	3,608,000	298,887	.44
Other securities		2,258,507	3.28
		5,700,259	8.28

Financials - 7.02%
HCP, Inc.	17,675,800	649,232	.94
Weyerhaeuser Co.	26,212,881	523,995	.76
Equity Residential, shares of beneficial interest	7,142,800	441,568	.64
Digital Realty Trust, Inc. (1)	5,790,000	354,406	.52
Bank of Nova Scotia	5,265,000	298,558	.43
Other securities		2,567,862	3.73
		4,835,621	7.02

Consumer staples - 6.91%
Philip Morris International Inc.	12,895,000	917,737	1.33
Kraft Foods Inc., Class A	21,000,821	722,008	1.05
Unilever NV, depository receipts	9,295,000	302,513
Unilever NV (New York registered)	5,051,750	164,081	.68
Altria Group, Inc.	16,350,000	430,005	.62
Procter & Gamble Co.	6,670,000	410,138	.60
H.J. Heinz Co.	7,000,000	368,480	.54
Sysco Corp.	9,290,000	284,181	.41
Other securities		1,162,584	1.68
		4,761,727	6.91

Energy - 6.67%
Royal Dutch Shell PLC, Class B (ADR)	10,120,000	745,338
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	441,360
Royal Dutch Shell PLC, Class B	3,797,147	139,584	1.93
Chevron Corp.	10,835,000	1,127,057	1.64
Spectra Energy Corp	20,150,500	544,467	.79
Crescent Point Energy Corp.	10,955,000	492,456	.71
TOTAL SA (ADR)	4,035,000	218,172
TOTAL SA	3,755,000	203,844	.61
ConocoPhillips	5,000,000	359,950	.52
Other securities		325,110	.47
		4,597,338	6.67

Health care - 6.39%
Bristol-Myers Squibb Co.	50,405,000	1,444,607	2.10
Merck & Co., Inc.	37,742,166	1,288,140	1.87
Pfizer Inc	32,850,000	632,034	.92
Eli Lilly and Co.	12,400,000	474,920	.69
Johnson & Johnson	4,300,000	278,597	.40
Other securities		282,115	.41
		4,400,413	6.39

Telecommunication services - 6.37%
Verizon Communications Inc.	46,507,500	1,641,250	2.39
Telstra Corp. Ltd.	170,670,000	560,619	.82
AT&T Inc.	18,424,621	539,104	.78
France Télécom SA	21,340,000	442,780	.64
Koninklijke KPN NV	28,067,263	401,121	.58
Portugal Telecom, SGPS, SA (1)	46,135,276	400,137	.58
Other securities		400,286	.58
		4,385,297	6.37

Consumer discretionary - 5.49%
Home Depot, Inc.	33,695,000	1,176,966	1.71
McDonald's Corp.	8,110,000	701,353	1.02
McGraw-Hill Companies, Inc.	11,090,000	461,344	.67
Other securities		1,442,637	2.09
		3,782,300	5.49

Utilities - 4.99%
Duke Energy Corp.	41,146,172	765,319	1.11
National Grid PLC	65,110,000	638,043	.93
Power Assets Holdings Ltd.	55,138,000	456,314	.66
GDF SUEZ	13,170,121	432,038	.63
Snam Rete Gas SpA	53,108,326	306,924	.44
Other securities		841,071	1.22
		3,439,709	4.99

Materials - 3.41%
E.I. du Pont de Nemours and Co.	17,115,000	880,053	1.28
Nucor Corp.	12,480,000	485,347	.70
Other securities		982,010	1.43
		2,347,410	3.41

Information technology - 3.30%
Microchip Technology Inc. (1)	14,128,000	476,820	.69
Automatic Data Processing, Inc.	8,485,000	436,893	.64
Maxim Integrated Products, Inc.	14,406,000	330,762	.48
KLA-Tencor Corp.	8,190,000	326,126	.47
Paychex, Inc.	10,155,182	286,681	.42
Other securities		413,848	.60
		2,271,130	3.30

Miscellaneous - 4.31%
Other common stocks in initial period of acquisition		2,968,631	4.31

Total common stocks (cost: $39,537,047,000)		43,489,835	63.14

			Percent
		Value	of net
Preferred stocks - 0.49%	Shares	(000)	assets

Financials - 0.32%
Fannie Mae, Series S, 8.25% noncumulative (2)	1,511,450	3,569	.01
Other securities		215,534	.31
		219,103	.32

Miscellaneous - 0.17%
Other preferred stocks in initial period of acquisition		119,445	.17

Total preferred stocks (cost: $349,041,000)		338,548	.49

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Miscellaneous - 0.00%
Other warrants in initial period of acquisition		1,559	.00

Total warrants (cost: $32,681,000)		1,559	.00

			Percent
		Value	of net
Convertible securities - 1.18%		(000)	assets

Other - 1.18%
Other securities		812,123	1.18

Total convertible securities (cost: $770,549,000)		812,123	1.18

	Principal		Percent
	amount	Value	of net
Bonds & notes - 30.49%	(000)	(000)	assets

Mortgage-backed obligations (3) - 4.55%
Fannie Mae 3.00%-11.597% 2012-2047 (4)	$1,805,273	$1,903,095	2.76
Freddie Mac 2.477%-11.079% 2018-2041 (4)	244,441	264,471	.39
Other securities		965,607	1.40
		3,133,173	4.55

Consumer discretionary - 4.16%
Home Depot, Inc. 5.40%-5.95% 2016-2041	34,819	38,198	.06
Other securities		2,826,559	4.10
		2,864,757	4.16

Bonds & notes of U.S. government & government agencies - 3.64%
U.S. Treasury 0.625%-8.75% 2011-2041 (5)	2,141,361	2,304,936	3.35
Fannie Mae 1.00%-6.25% 2013-2029	38,850	47,058	.07
Freddie Mac 1.125%-1.75% 2012-2015	38,625	38,987	.05
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,933	.02
Other securities		103,628	.15
		2,506,542	3.64

Telecommunication services - 2.04%
Verizon Communications Inc. 3.00%-8.75% 2014-2041	114,010	129,098	.19
Other securities		1,277,518	1.85
		1,406,616	2.04

Industrials - 1.95%
General Electric Co. 5.25% 2017	11,250	12,692
General Electric Capital Corp. 0.876%-2.25% 2014-2015 (4)	47,000	46,885	.09
Lockheed Martin Corp. 4.121% 2013	5,000	5,275	.01
Other securities		1,280,952	1.85
		1,345,804	1.95

Energy - 1.29%
Shell International Finance BV 1.875%-6.375% 2013-2038	49,000	53,335	.08
Chevron Corp. 3.95%-4.95% 2014-2019	5,050	5,762	.01
Other securities		832,138	1.20
		891,235	1.29

Materials - 0.84%
E.I. du Pont de Nemours and Co. 0.667% 2014 (4)	35,000	35,224	.05
Other securities		541,549	.79
		576,773	.84

Other - 12.01%
Other securities		8,268,135	12.01

Miscellaneous - 0.01%
Other bonds & notes in initial period of acquisition		7,232	.01

Total bonds & notes (cost: $19,994,090,000)		21,000,267	30.49

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.59%	(000)	(000)	assets

Fannie Mae 0.09%-0.23% due 8/1/2011-5/1/2012	$880,275	$879,520	1.28
Freddie Mac 0.11%-0.301% due 8/3/2011-5/30/2012	733,405	732,864	1.06
Coca-Cola Co. 0.09%-0.16% due 8/22-9/23/2011 (6)	281,200	281,172	.41
U.S. Treasury Bills 0.158%-0.242% due 8/25/2011-1/12/2012	220,210	220,122	.32
Merck & Co. Inc. 0.10% due 9/8/2011 (6)	72,300	72,294	.11
Other securities		973,534	1.41

Total short-term securities (cost: $3,159,430,000)		3,159,506	4.59

Total investment securities (cost: $63,842,838,000)		68,801,838	99.89
Other assets less liabilities		72,652	.11

Net assets		$68,874,490	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $43,071,000, which represented .06% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

"Miscellaneous" and "Other securities" include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $217,082,000, which represented .32% of the net assets of the fund.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the year ended July 31, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/2011 (000)
Waste Management, Inc.	27,615,000	500,000	-	28,115,000	$36,673	$885,341
WMX Technologies, Inc. 7.10% 2026	$10,125,000	-	$10,125,000	-	631	-
Microchip Technology Inc.	14,128,000	-	-	14,128,000	5,282	476,820
Portugal Telecom, SGPS, SA	-	57,470,000	11,334,724	46,135,276	146,857	400,137
Digital Realty Trust, Inc. (7)	1,893,300	3,896,700	-	5,790,000	11,247	354,406
Hospitality Properties Trust	8,015,000	-	-	8,015,000	14,427	202,379
Hospitality Properties Trust 6.70% 2018	$16,175,000	-	-	$16,175,000	1,088	17,695
Hospitality Properties Trust 6.30% 2016	$2,400,000	$11,177,000	-	$13,577,000	494	15,082
Hospitality Properties Trust 6.75% 2013	$21,265,000	-	$8,615,000	$12,650,000	965	13,212
Hospitality Properties Trust 5.625% 2017	$8,485,000	$1,684,000	-	$10,169,000	623	10,673
Hospitality Properties Trust 5.125% 2015	$2,160,000	-	-	$2,160,000	167	2,301
R.R. Donnelley & Sons Co.	3,095,400	9,700,000	-	12,795,400	4,077	240,681
Masco Corp.	16,989,176	4,800,775	-	21,789,951	6,537	229,884
Arthur J. Gallagher & Co.	6,000,000	-	-	6,000,000	7,800	168,720
FirstMerit Corp.	5,495,000	-	-	5,495,000	3,517	80,282
Trustmark Corp.	3,257,000	-	-	3,257,000	2,996	70,970
Applied Industrial Technologies, Inc.(8)	2,738,790	-	2,738,790	-	931	-
Clarent Hospital Corp. Liquidating Trust(8)	484,684	-	484,684	-	-	-
First Niagara Financial Group, Inc.(8)	11,650,000	-	9,250,000	2,400,000	5,774	-
Georgia Gulf Corp.(8)	2,623,146	-	1,387,222	1,235,924	-	-
Georgia Gulf Corp. 9.00% 2017(8)	$50,965,000	$6,200,000	$2,600,000	$54,565,000	4,837	-
Georgia Gulf Corp. 10.75% 2016(8)	$3,385,000	-	-	$3,385,000	369	-
Macquarie Korea Infrastructure Fund(8)	21,541,078	-	7,886,480	13,654,598	5,008	-
Prime Infrastructure Group(8)	22,756,141	-	22,756,141	-	7,044	-
Weyerhaeuser Co.(8)	10,728,000	15,484,881	-	26,212,881	7,864	-
					$275,208	$3,168,583

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Index-linked bond whose principal amount moves with a government price index.
(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,835,207,000, which represented 8.47% of the net assets of the fund.

(7) This security was an unaffiliated issuer in its initial period of acquisition at 7/31/2010; it was not publicly disclosed.
(8) Unaffiliated issuer at 7/31/2011.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $60,297,846)	$65,633,255
Affiliated issuers (cost: $3,544,992)	3,168,583	$68,801,838
Cash denominated in currencies other than U.S. dollars
(cost: $17,194)		17,150
Cash		2,819
Receivables for:
Sales of investments	801,085
Sales of fund's shares	58,834
Dividends and interest	427,829	1,287,748
		70,109,555
Liabilities:
Payables for:
Purchases of investments	1,008,578
Repurchases of fund's shares	175,506
Investment advisory services	12,658
Services provided by related parties	34,228
Trustees' deferred compensation	3,761
Other	334	1,235,065
Net assets at July 31, 2011		$68,874,490

Net assets consist of:
Capital paid in on shares of beneficial interest		$70,806,636
Undistributed net investment income		551,902
Accumulated net realized loss		(7,444,191)
Net unrealized appreciation		4,960,143
Net assets at July 31, 2011		$68,874,490

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (4,063,346 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$52,940,167	3,118,990	$16.97
Class B	1,760,502	104,511	16.85
Class C	6,157,350	366,521	16.80
Class F-1	2,024,586	119,484	16.94
Class F-2	746,722	44,010	16.97
Class 529-A	939,053	55,412	16.95
Class 529-B	76,190	4,512	16.89
Class 529-C	330,522	19,569	16.89
Class 529-E	44,110	2,609	16.91
Class 529-F-1	31,257	1,844	16.95
Class R-1	108,874	6,447	16.89
Class R-2	552,082	32,820	16.82
Class R-3	1,118,391	66,103	16.92
Class R-4	808,918	47,725	16.95
Class R-5	477,944	28,160	16.97
Class R-6	757,822	44,629	16.98

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $85,230;
also includes $266,034 from affiliates)	$1,954,438
Interest (net of non-U.S. taxes of $4;
also includes $9,174 from affiliates)	1,348,222	$3,302,660

Fees and expenses*:
Investment advisory services	168,778
Distribution services	233,380
Transfer agent services	45,372
Administrative services	21,213
Reports to shareholders	2,683
Registration statement and prospectus	847
Trustees' compensation	1,066
Auditing and legal	174
Custodian	2,622
Other	1,956	478,091
Net investment income		2,824,569

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments (includes $31,161 net gain from affiliates)	1,790,877
Currency transactions	4,750	1,795,627
Net unrealized appreciation (depreciation) on:
Investments	4,485,459
Currency translations	(31)	4,485,428
Net realized gain and unrealized appreciation
on investments and currency		6,281,055
Net increase in net assets resulting
from operations		$9,105,624

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended July 31
	2011	2010
Operations:
Net investment income	$2,824,569	$2,985,974
Net realized gain on investments and currency transactions	1,795,627	2,038,986
Net unrealized appreciation on investments and currency translations	4,485,428	3,712,658
Net increase in net assets resulting from operations	9,105,624	8,737,618

Dividends paid to shareholders from net investment income	(2,972,073)	(2,671,237)

Net capital share transactions	(789,509)	(2,485,102)

Total increase in net assets	5,344,042	3,581,279

Net assets:
Beginning of year	63,530,448	59,949,169
End of year (including undistributed
net investment income: $551,902 and $681,967, respectively)	$68,874,490	$63,530,448

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities. Effective October 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Industrials	$5,700,096	$-	$163	$5,700,259
Financials	4,835,621	-	-	4,835,621
Consumer staples	4,761,727	-	-	4,761,727
Energy	4,597,338	-	-	4,597,338
Health care	4,400,413	-	-	4,400,413
Telecommunication services	4,385,297	-	-	4,385,297
Consumer discretionary	3,782,300	-	-	3,782,300
Utilities	3,439,709	-	-	3,439,709
Materials	2,347,410	-	-	2,347,410
Information technology	2,271,130	-	-	2,271,130
Miscellaneous	2,968,631	-	-	2,968,631
Preferred stocks	128,279	210,269	-	338,548
Warrants	-	1,559	-	1,559
Convertible securities	482,652	329,471	-	812,123
Bonds & notes:
Corporate bonds & notes	-	6,915,356	169,829	7,085,185
Mortgage-backed obligations	-	3,112,910	20,263	3,133,173
Bonds & notes of U.S. government & government agencies	-	2,506,542	-	2,506,542
Other	-	8,268,135	-	8,268,135
Miscellaneous	-	7,232	-	7,232
Short-term securities	-	3,159,506	-	3,159,506
Total	$44,100,603	$24,510,980	$190,255	$68,801,838

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended July 31, 2011 (dollars in thousands):
	Beginning value at 8/1/2010	Transfers into Level 3(*)	Purchases	Sales	Net realized loss(†)	Unrealized appreciation(†)	Transfers out of Level 3(*)	Ending value at 7/31/2011
Investment securities	$83,477	$45,976	$92,516	$(19,882)	$(2,780)	$12,117	$(21,169)	$190,255

Net unrealized appreciation during the period on Level 3 investment securities held at July 31, 2011 (dollars in thousands)(†):								$5,615

(*) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended July 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2011, the fund reclassified $17,517,000 from accumulated net realized loss to undistributed net investment income and $78,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$554,647
Capital loss carryforward expiring 2018*	(7,442,409)
Gross unrealized appreciation on investment securities	7,815,563
Gross unrealized depreciation on investment securities	(2,868,745)
Net unrealized appreciation on investment securities	4,946,818
Cost of investment securities	63,855,020

*Reflects the utilization of capital loss carryforwards of $1,778,798,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended July 31
Share class	2011	2010
Class A	$2,330,998	$2,089,796
Class B	80,729	97,153
Class C	230,046	211,864
Class F-1	85,584	79,624
Class F-2	30,163	19,206
Class 529-A	38,154	29,614
Class 529-B	3,103	3,344
Class 529-C	11,366	9,321
Class 529-E	1,682	1,307
Class 529-F-1	1,288	933
Class R-1	3,860	3,054
Class R-2	20,558	17,811
Class R-3	46,768	40,939
Class R-4	35,774	29,998
Class R-5	22,040	19,594
Class R-6	29,960	17,679
Total	$2,972,073	$2,671,237

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2011, the investment advisory services fee was $168,778,000, which was equivalent to an annualized rate of 0.246% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended July 31, 2011, were as follows (dollars in thousands):

Communications: insert ClassSpecificExpenses.xls

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$125,524	$43,530	Not applicable	Not applicable	Not applicable
Class B	21,782	1,842	Not applicable	Not applicable	Not applicable
Class C	62,195	Included in administrative services	$7,528	$830	Not applicable
Class F-1	4,849		2,410	106	Not applicable
Class F-2	Not applicable		933	23	Not applicable
Class 529-A	1,912		701	84	$873
Class 529-B	865		69	20	86
Class 529-C	3,133		252	57	314
Class 529-E	204		31	4	41
Class 529-F-1	-		22	3	28
Class R-1	1,046		138	21	Not applicable
Class R-2	4,171		833	1,441	Not applicable
Class R-3	5,679		1,692	649	Not applicable
Class R-4	2,020		1,196	37	Not applicable
Class R-5	Not applicable		460	9	Not applicable
Class R-6	Not applicable		320	2	Not applicable
Total	$233,380	$45,372	$16,585	$3,286	$1,342

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,066,000, shown on the accompanying financial statements, includes $398,000 in current fees (either paid in cash or deferred) and a net increase of $668,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2011
Class A	$6,109,385	365,399	$2,176,992	132,135	$(8,467,235)	(506,767)	$(180,858)	(9,233)
Class B	68,204	4,123	75,787	4,644	(1,027,318)	(61,791)	(883,327)	(53,024)
Class C	721,625	43,532	209,682	12,849	(1,216,808)	(73,505)	(285,501)	(17,124)
Class F-1	542,351	32,437	78,645	4,779	(583,617)	(35,130)	37,379	2,086
Class F-2	390,748	23,557	23,003	1,394	(178,431)	(10,685)	235,320	14,266
Class 529-A	184,842	11,076	38,140	2,316	(110,881)	(6,657)	112,101	6,735
Class 529-B	4,176	252	3,102	190	(31,146)	(1,874)	(23,868)	(1,432)
Class 529-C	62,459	3,749	11,361	692	(51,065)	(3,081)	22,755	1,360
Class 529-E	8,543	513	1,682	102	(5,027)	(303)	5,198	312
Class 529-F-1	11,653	700	1,288	78	(5,993)	(361)	6,948	417
Class R-1	32,530	1,958	3,829	233	(27,745)	(1,658)	8,614	533
Class R-2	143,026	8,622	20,524	1,256	(179,860)	(10,818)	(16,310)	(940)
Class R-3	265,796	15,932	46,708	2,843	(352,638)	(21,095)	(40,134)	(2,320)
Class R-4	218,671	13,063	35,718	2,171	(258,147)	(15,392)	(3,758)	(158)
Class R-5	134,567	8,000	22,019	1,338	(168,389)	(10,041)	(11,803)	(703)
Class R-6	226,926	13,561	29,959	1,813	(29,150)	(1,735)	227,735	13,639
Total net increase (decrease)	$9,125,502	546,474	$2,778,439	168,833	$(12,693,450)	(760,893)	$(789,509)	(45,586)

Year ended July 31, 2010
Class A	$5,109,735	335,067	$1,909,103	124,792	$(8,765,580)	(576,354)	$(1,746,742)	(116,495)
Class B	69,078	4,576	89,100	5,865	(851,843)	(56,276)	(693,665)	(45,835)
Class C	646,265	42,774	182,915	12,069	(1,151,256)	(76,308)	(322,076)	(21,465)
Class F-1	347,380	22,812	69,299	4,536	(582,284)	(38,413)	(165,605)	(11,065)
Class F-2	195,285	12,881	12,577	824	(134,507)	(8,854)	73,355	4,851
Class 529-A	138,942	9,113	29,610	1,937	(86,396)	(5,685)	82,156	5,365
Class 529-B	5,063	333	3,344	219	(17,575)	(1,153)	(9,168)	(601)
Class 529-C	52,729	3,470	9,317	611	(46,884)	(3,100)	15,162	981
Class 529-E	7,221	475	1,307	86	(5,035)	(333)	3,493	228
Class 529-F-1	5,848	384	933	61	(5,273)	(348)	1,508	97
Class R-1	31,826	2,092	3,031	199	(25,382)	(1,678)	9,475	613
Class R-2	136,033	8,997	17,706	1,166	(145,325)	(9,616)	8,414	547
Class R-3	252,361	16,591	40,598	2,660	(268,692)	(17,679)	24,267	1,572
Class R-4	217,458	14,322	29,785	1,948	(201,984)	(13,233)	45,259	3,037
Class R-5	103,146	6,784	19,534	1,277	(110,781)	(7,299)	11,899	762
Class R-6	167,893	10,984	17,675	1,153	(8,402)	(544)	177,166	11,593
Total net increase (decrease)	$7,486,263	491,655	$2,435,834	159,403	$(12,407,199)	(816,873)	$(2,485,102)	(165,815)

* Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,357,483,000 and $22,519,267,000, respectively, during the year ended July 31, 2011.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 7/31/2011	$15.48	$.71	$1.53	$2.24	$(.75)	$-	$(.75)	$16.97	14.68%	$52,940	.58%	.58%	4.24%
Year ended 7/31/2010	14.04	.73	1.37	2.10	(.66)	-	(.66)	15.48	15.09	48,437	.61	.61	4.82
Year ended 7/31/2009	16.98	.74	(2.98)	(2.24)	(.70)	-	(.70)	14.04	(12.72)	45,569	.64	.63	5.50
Year ended 7/31/2008	20.54	.87	(2.67)	(1.80)	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029	.57	.54	4.53
Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713	.56	.54	4.22
Class B:
Year ended 7/31/2011	15.37	.58	1.52	2.10	(.62)	-	(.62)	16.85	13.82	1,760	1.34	1.34	3.48
Year ended 7/31/2010	13.94	.60	1.37	1.97	(.54)	-	(.54)	15.37	14.24	2,421	1.38	1.38	4.01
Year ended 7/31/2009	16.87	.63	(2.95)	(2.32)	(.61)	-	(.61)	13.94	(13.37)	2,835	1.41	1.39	4.74
Year ended 7/31/2008	20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33	1.31	3.76
Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32	1.30	3.46
Class C:
Year ended 7/31/2011	15.33	.57	1.51	2.08	(.61)	-	(.61)	16.80	13.77	6,157	1.39	1.39	3.43
Year ended 7/31/2010	13.91	.60	1.36	1.96	(.54)	-	(.54)	15.33	14.17	5,882	1.43	1.43	4.00
Year ended 7/31/2009	16.84	.62	(2.94)	(2.32)	(.61)	-	(.61)	13.91	(13.43)	5,637	1.45	1.44	4.69
Year ended 7/31/2008	20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38	1.35	3.72
Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37	1.35	3.41
Class F-1:
Year ended 7/31/2011	15.46	.70	1.52	2.22	(.74)	-	(.74)	16.94	14.58	2,025	.64	.64	4.19
Year ended 7/31/2010	14.02	.73	1.37	2.10	(.66)	-	(.66)	15.46	15.08	1,815	.65	.65	4.78
Year ended 7/31/2009	16.95	.74	(2.97)	(2.23)	(.70)	-	(.70)	14.02	(12.71)	1,801	.66	.65	5.49
Year ended 7/31/2008	20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712	.61	.58	4.48
Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075	.60	.57	4.18
Class F-2:
Year ended 7/31/2011	15.48	.74	1.53	2.27	(.78)	-	(.78)	16.97	14.90	747	.40	.40	4.42
Year ended 7/31/2010	14.04	.77	1.36	2.13	(.69)	-	(.69)	15.48	15.31	460	.42	.42	5.04
Year ended 7/31/2009	16.91	.68	(2.82)	(2.14)	(.73)	-	(.73)	14.04	(12.19)	350	.44	.43	5.39
Class 529-A:
Year ended 7/31/2011	15.46	.69	1.53	2.22	(.73)	-	(.73)	16.95	14.62	939	.67	.67	4.15
Year ended 7/31/2010	14.03	.73	1.35	2.08	(.65)	-	(.65)	15.46	14.95	753	.69	.69	4.77
Year ended 7/31/2009	16.96	.73	(2.96)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	608	.70	.68	5.44
Year ended 7/31/2008	20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662	.65	.63	4.46
Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655	.65	.63	4.14
Class 529-B:
Year ended 7/31/2011	15.41	.56	1.52	2.08	(.60)	-	(.60)	16.89	13.66	76	1.46	1.46	3.37
Year ended 7/31/2010	13.98	.59	1.37	1.96	(.53)	-	(.53)	15.41	14.10	92	1.49	1.49	3.92
Year ended 7/31/2009	16.92	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.98	(13.47)	91	1.51	1.50	4.63
Year ended 7/31/2008	20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46	1.43	3.65
Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45	1.43	3.34
Class 529-C:
Year ended 7/31/2011	15.41	.56	1.53	2.09	(.61)	-	(.61)	16.89	13.71	331	1.46	1.46	3.37
Year ended 7/31/2010	13.99	.60	1.35	1.95	(.53)	-	(.53)	15.41	14.04	281	1.48	1.48	3.97
Year ended 7/31/2009	16.93	.62	(2.96)	(2.34)	(.60)	-	(.60)	13.99	(13.45)	241	1.50	1.49	4.63
Year ended 7/31/2008	20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45	1.43	3.66
Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45	1.42	3.35
Class 529-E:
Year ended 7/31/2011	15.43	.65	1.52	2.17	(.69)	-	(.69)	16.91	14.27	44	.94	.94	3.88
Year ended 7/31/2010	14.00	.68	1.36	2.04	(.61)	-	(.61)	15.43	14.66	35	.97	.97	4.49
Year ended 7/31/2009	16.93	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.00	(12.98)	29	1.00	.98	5.14
Year ended 7/31/2008	20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32	.94	.92	4.17
Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32	.94	.91	3.86

Class 529-F-1:
Year ended 7/31/2011	$15.46	$.73	$1.53	$2.26	$(.77)	$-	$(.77)	$16.95	14.87%	$31	.45%	.45%	4.37%
Year ended 7/31/2010	14.03	.76	1.35	2.11	(.68)	-	(.68)	15.46	15.19	22	.47	.47	4.99
Year ended 7/31/2009	16.96	.75	(2.96)	(2.21)	(.72)	-	(.72)	14.03	(12.56)	19	.50	.48	5.64
Year ended 7/31/2008	20.52	.89	(2.66)	(1.77)	(.94)	(.85)	(1.79)	16.96	(9.35)	21	.44	.42	4.67
Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20	.44	.41	4.37
Class R-1:
Year ended 7/31/2011	15.41	.57	1.52	2.09	(.61)	-	(.61)	16.89	13.76	109	1.41	1.41	3.42
Year ended 7/31/2010	13.99	.61	1.35	1.96	(.54)	-	(.54)	15.41	14.10	91	1.44	1.44	4.03
Year ended 7/31/2009	16.92	.62	(2.95)	(2.33)	(.60)	-	(.60)	13.99	(13.36)	74	1.46	1.44	4.68
Year ended 7/31/2008	20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39	1.37	3.73
Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41	1.39	3.41
Class R-2:
Year ended 7/31/2011	15.35	.57	1.51	2.08	(.61)	-	(.61)	16.82	13.75	552	1.41	1.41	3.41
Year ended 7/31/2010	13.93	.60	1.35	1.95	(.53)	-	(.53)	15.35	14.10	518	1.47	1.47	3.97
Year ended 7/31/2009	16.86	.61	(2.95)	(2.34)	(.59)	-	(.59)	13.93	(13.54)	463	1.56	1.54	4.58
Year ended 7/31/2008	20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44	1.42	3.66
Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44	1.39	3.38
Class R-3:
Year ended 7/31/2011	15.44	.64	1.53	2.17	(.69)	-	(.69)	16.92	14.23	1,118	.96	.96	3.86
Year ended 7/31/2010	14.01	.68	1.35	2.03	(.60)	-	(.60)	15.44	14.63	1,056	.99	.99	4.45
Year ended 7/31/2009	16.94	.68	(2.95)	(2.27)	(.66)	-	(.66)	14.01	(12.99)	936	1.00	.99	5.14
Year ended 7/31/2008	20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061	.95	.93	4.16
Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978	.94	.92	3.86
Class R-4:
Year ended 7/31/2011	15.46	.70	1.53	2.23	(.74)	-	(.74)	16.95	14.62	809	.66	.66	4.17
Year ended 7/31/2010	14.03	.72	1.36	2.08	(.65)	-	(.65)	15.46	14.95	740	.68	.68	4.77
Year ended 7/31/2009	16.96	.72	(2.95)	(2.23)	(.70)	-	(.70)	14.03	(12.72)	629	.70	.69	5.43
Year ended 7/31/2008	20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597	.66	.63	4.49
Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451	.65	.63	4.15
Class R-5:
Year ended 7/31/2011	15.48	.75	1.53	2.28	(.79)	-	(.79)	16.97	14.94	478	.36	.36	4.46
Year ended 7/31/2010	14.04	.77	1.37	2.14	(.70)	-	(.70)	15.48	15.36	447	.38	.38	5.07
Year ended 7/31/2009	16.97	.76	(2.96)	(2.20)	(.73)	-	(.73)	14.04	(12.53)	395	.40	.38	5.72
Year ended 7/31/2008	20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559	.36	.33	4.80
Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350	.36	.33	4.42
Class R-6:
Year ended 7/31/2011	15.49	.76	1.52	2.28	(.79)	-	(.79)	16.98	14.99	758	.31	.31	4.51
Year ended 7/31/2010	14.05	.79	1.35	2.14	(.70)	-	(.70)	15.49	15.40	480	.33	.33	5.20
Period from 5/1/2009 to 7/31/2009	12.55	.19	1.48	1.67	(.17)	-	(.17)	14.05	13.42	272	.09	.09	1.45

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	38%	35%	49%	38%	32%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Income Fund of America:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio and the summary investment portfolio, of The Income Fund of America (the “Fund”), as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America as of July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
September 7, 2011

...

The Income Fund of America

Part C
Other Information

Item 28.                 Exhibits for Registration Statement (1940 Act No. 811-01880 and 1933 Act. No. 002-33371)

(a)	Articles of Incorporation – Certificate of Trust filed 8/20/09 and Agreement and Declaration of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(e-1)
Underwriting Contracts – Form of Principal Underwriting Agreement dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10); Form of Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10); Form of Bank/Trust Company Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10); Form of Class F Share Participation Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10); and Form of Bank/Trust Company Participation Agreement for Class F Shares effective 3/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(e-2)
Form of Amendment to Selling Group Agreement effective 12/1/10; Form of Amendment to Selling Group Agreement effective 2/1/11; Form of Amendment to Bank/Trust Company Selling Group Agreement effective 12/1/10; Form of Amendment to Bank/Trust Company Selling Group Agreement effective 2/1/11; Form of Amendment to Class F Share Participation Agreement effective 12/1/10; Form of Amendment to Class F Share Participation Agreement effective 2/1/11; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 12/1/10; and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 2/1/11

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 12/10/10

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 64 filed 9/28/07)

(h)
Other Material Contracts – Form of Shareholder Services Agreement dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10); Form of Indemnification Agreement – previously filed (see P/E Amendment No. 70 filed 9/30/10); Form of Administrative Services Agreement dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution for Classes A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1 and R-1, R-2, R-3 and R-4 dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(n)	Rule 18f-3 Plan – Form of Multiple Class Plan dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2011; and Code of Ethics for Registrant dated December 2005

Item 29.                      Persons Controlled by or under Common Control with the Fund

None

Item 30.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant's Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.                      Business and Other Connections of the Investment Adviser

None

Item 32.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Director, Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President & Director of Retirement Plan Business	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
LAO	Damian F. Carroll	Director, Senior Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Intermediary Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Senior Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Brendan T. Mahoney	Director, Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
NYO	Andrew B. Suzman	Director	Senior Vice President
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President and National Sales Manager	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 33.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 34.                      Management Services

None

Item 35.                      Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 29th day of September, 2011.

THE INCOME FUND OF AMERICA

By: /s/ Patrick F. Quan
(Patrick F. Quan, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on September 29, 2011, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Hilda L. Applbaum	Vice Chairman of the Board
(Hilda L. Applbaum)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal	Treasurer
(Jeffrey P. Regal)

(3)	Trustees:
	Mary Jane Elmore*	Trustee
	Robert A. Fox*	Chairman of the Board (Independent and Non-Executive)
	Leonade D. Jones*	Trustee
	William D. Jones*	Trustee
	John M. Lillie*	Trustee
	John G. McDonald*	Trustee
	James J. Postl*	Trustee
	Isaac Stein*	Trustee
*By: /s/ Patrick F. Quan
(Patrick F. Quan, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Timothy W. McHale
Timothy W. McHale, Counsel

POWER OF ATTORNEY

I, Mary Jane Elmore, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim M. Susan Gupton

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palo Alto, CA, this 14th day of August, 2011.
(City, State)

/s/ Mary Jane Elmore
Mary Jane Elmore, Board member

POWER OF ATTORNEY

I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim M. Susan Gupton Brian C. Janssen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Reno, NV, this 15th day of August, 2011.
(City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim M. Susan Gupton Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 15th day of August, 2011.
(City, State)

/s/ Leonade D. Jones
Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim Brian D. Bullard Karl C. Grauman M. Susan Gupton

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 17th day of August, 2011.
(City, State)

/s/ William D. Jones
William D. Jones, Board member

POWER OF ATTORNEY

I, John M. Lillie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim M. Susan Gupton

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA, this 26th day of August, 2011.
(City, State)

/s/ John M. Lillie
John M. Lillie, Board member

POWER OF ATTORNEY

I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 18th day of August, 2011.
(City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, James J. Postl, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim M. Susan Gupton

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, TX, this 26th day of August, 2011.
(City, State)

/s/ James J. Postl
James J. Postl, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim M. Susan Gupton

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA, this 22nd day of August, 2011.
(City, State)

/s/ Isaac Stein
Isaac Stein, Board member